Filed with the Securities and Exchange
                        Commission on February 12, 1999.

                                                              File No. 2-96461
                                                              File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                          Pre-Effective Amendment _____                    /   /
                         Post-Effective Amendment No. 26                   / X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

                                Amendment No. 30                           / X /


                      Scudder Variable Life Investment Fund
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 -----------------------------------   ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                        --------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/ X /    75 days after filing pursuant to paragraph (a) (2)
/   /    On __________________ pursuant to paragraph (b)
/   /    On __________________ pursuant to paragraph (a) (1)
/   /    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 Part C - Page 1

SCUDDER VARIABLE LIFE INVESTMENT FUND

Scudder Variable Life Investment Fund offers a choice of nine portfolios to investors applying for variable life insurance and variable annuity contracts offered by Participating Insurance Companies. The Portfolios are:

MONEY MARKET PORTFOLIO

BOND PORTFOLIO

BALANCED PORTFOLIO

GROWTH AND INCOME PORTFOLIO

CAPITAL GROWTH PORTFOLIO

LARGE COMPANY GROWTH PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

GLOBAL DISCOVERY PORTFOLIO

INTERNATIONAL PORTFOLIO

PROSPECTUS
MAY 1, 1999

Shares of the Portfolios are not FDIC-insured, have no bank guarantees and may lose value.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

CLASS A SHARES OF BENEFICIAL INTEREST

CLASS B SHARES OF BENEFICIAL INTEREST

CONTENTS

INVESTMENT CONCEPT OF THE FUND..............................................4
Money Market Portfolio......................................................5
   Investment Objective.....................................................5
   Investment Strategy......................................................5
   Other Investments........................................................5
   Risk Management Strategies...............................................5
   Main Risks...............................................................6
   Past Performance.........................................................7
Bond Portfolio..............................................................8
   Investment Objective.....................................................8
   Principal Strategies.....................................................8
   Other Investments........................................................8
   Risk Management Strategies...............................................8
Main Risks..................................................................9
   Past Performance.........................................................9
   Past Performance........................................................13
Growth and Income Portfolio................................................15
   Investment Objective....................................................15
   Investment Strategies...................................................15
   Other Investments.......................................................15
   Risk Management Strategies..............................................15
   Main Risks..............................................................16
   Past Performance........................................................17
Capital Growth Portfolio...................................................19
   Investment Objective....................................................19
   Main Risks..............................................................20
   Past Performance........................................................21
Large Company Growth Portfolio.............................................22
   Investment Objective....................................................22
   Investment Strategies...................................................22
   Other Investments.......................................................23
   Risk Management Strategies..............................................23
   Main Risks..............................................................23
Small Company Growth Portfolio.............................................24
   Investment Objective....................................................24
   Investment Strategies...................................................24
   Other Investments.......................................................25
   Risk Management Strategies..............................................25
   Main Risks..............................................................25
   Past Performance........................................................30

INTERNATIONAL PORTFOLIO....................................................31
   Investment Objective....................................................31
   Principal Strategies....................................................31
   Other Investments.......................................................31
   Risk Management Strategies..............................................31
   Main Risks..............................................................32
   Past Performance........................................................32
   Investment Adviser......................................................34
   Purchases and Redemptions...............................................38
   Distributions...........................................................39

INVESTMENT CONCEPT OF THE FUND

Scudder Variable Life Investment Fund (the "Fund") is an open-end, registered management investment company comprised of the following diversified series:
Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. Scudder Variable Life Investment Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain Participating Insurance Companies.

This prospectus pertains to both Class A and Class B shares. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a distribution plan. Participating Insurance Companies with inquiries may call the Fund's underwriter, Scudder Investor Services, Inc., at 1-617-295-2000 or write to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by the participating insurance companies. The Fund assumes no responsibility for such prospectuses.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, the participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders.

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a net asset value of $1.00 per share.

INVESTMENT STRATEGY

The Portfolio pursues its objective by investing principally in short-term debt securities issued by:

o     U.S. corporations and financial institutions

o     The U.S. government and its agencies

The Portfolio generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The Portfolio may also invest in unrated securities that the investment adviser believes to be of comparable quality. The Portfolio maintains an average dollar-weighted maturity of 90 days or less.

In selecting securities for the Portfolio, the investment adviser actively manages the Portfolio's portfolio with respect to the short-term interest rate outlook and by selecting securities for superior price or income performance. In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

OTHER INVESTMENTS

The Portfolio may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). Consistent with federal law, the Portfolio may consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default based on their credit rating. The Portfolio also diversifies its portfolio across many industry sectors and issuers.

MAIN RISKS

As with most money market funds, the major factor affecting this Portfolio's performance is short-term interest rates. If short-term interest rates fall, the Portfolio's yield is also likely to fall. Moreover, the investment adviser's strategy or choice of specific investments may not perform as expected. This Portfolio may have lower returns than other mutual funds that invest in lower-quality securities. It is also possible that securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

To the extent that the Portfolio is invested in foreign securities such as Eurodollar certificates, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio strives to maintain a $1.00 share price, it is conceivable that an investor could lose money by investing in the Portfolio.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended
  December 31, 1998         Class A
  -----------------         -------

  One Year                     %
  Five Years                   %
  Ten Years                    %

7 Day Annualized Yield

On ____________, 19__, the Portfolio's 7-day annualized yield was ________%.

BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities.

PRINCIPAL STRATEGIES

The Portfolio pursues its objective by investing, under normal circumstances, at least 65% of its assets in bonds of any maturity, including those of the U.S. Government and its agencies, corporate bonds of U.S. and foreign issuers, and other notes and bonds paying high current income. In addition, the Portfolio may also invest in mortgage and asset-backed securities and convertible securities.

The Portfolio is actively managed and proportions among maturities and types of securities may vary depending on the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors.

The Portfolio invests primarily in high quality securities. Under normal market conditions, the Portfolio invests at least 65% of its asset in securities rated within the three highest rating categories (AAA/AA/A, Aaa/Aa/A) by an independent rating agency or, if unrated, of comparable quality at the time of purchase. The Portfolio may also invest up to 20% of its assets in lower-rated high yield/high risk securities but will not invest insecurities rated below B3 by Moody's Investors Service or B- by Standard & Poor's Corporation or, if unrated, of comparable quality.

OTHER INVESTMENTS

The Portfolio may invest in preferred stocks. The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages its exposure to interest rate risk by adjusting its duration. The Portfolio also diversifies the non-governmental issuer portion of its portfolio across sectors and issuers, The Portfolio may also make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

MAIN RISKS

As with most bond mutual funds, the most significant factor affecting the Portfolio's performance is interest rates. When interest rates rise, the prices of bonds (and bond mutual funds) typically fall in proportion to their duration. Moreover, if certain sectors or securities don't perform as the investment adviser expects, the Portfolio could substantially underperform other bond mutual funds or lose money. It is also possible that bonds in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                  Lehman Brothers Aggregate
  December 31, 1998         Class A     Class B             Bond Index+
  -----------------         -------     -------             -----------

  One Year                     %           %                     %
  Five Years                   %           %                     %
  Ten Years                    %           -                     %
  Since Class Inception**      -           %

--------------------------------------------------------------------------------

**    Inception date for Class B shares is_______________.

+The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio pursues a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

INVESTMENT STRATEGIES

The Portfolio normally invests between 50% and 75% of its net assets in common stocks and other equity securities. Equity securities in which the Portfolio invests include common stocks, preferred stocks, convertible securities and warrants. The remainder of the Portfolio's assets will be invested in investment-grade debt securities or cash. In managing its portfolio, the Portfolio uses a quality-orientated investment approach that is designed to reduce risk. The Portfolio does not attempt to time the market. When changes in the overall financial climate - interest rates, capital flows, inflation, fiscal controls warrant action, the investment adviser will generally make incremental adjustments to the Portfolio's asset allocation.

In selecting equity securities, the Portfolio seeks out companies of above-average financial quality with a history of paying regular dividends that also appear to offer opportunities for growth in earnings, cash flow and assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index. Typically, medium- to large-sized companies (those with annual revenues or market capitalization of at least $600 million) will meet these criteria. The Portfolio invests primarily in U.S. companies but may also invest in the equity securities of foreign companies.

At least 65% of the value of the Portfolio's common stocks will be in issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories of Standard & Poor's Corporation or are considered of comparable quality by the investment adviser.

To enhance income and stability, the Portfolio will normally invest 25% to 50% of its assets in fixed income securities. At all times, the Portfolio will be invested at least 25% in fixed income securities. Of these, 80% must be rated within the three highest credit rating categories (AAA/AA/A or Aaa/Aa/A) or, if unrated, of comparable quality. At least 50% of the Portfolio's fixed income securities will be invested in debt obligations, including money market instruments, that are issued or guaranteed by the U.S. Government, are rated at the time of purchase within the two highest rating categories by an independent rating agency or, if unrated, of comparable quality. The Portfolio may invest up to 20% of its assets in bonds rated below A but no lower than B. The Portfolio may invest up to 20% of its debt securities in non-U.S. dollar-denominated foreign debt securities and may invest up to 25% of its equity securities in non-U.S. dollar-denominated foreign equity securities.

OTHER INVESTMENTS

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages risk in its stock allocation by diversifying widely among industries and companies. Stocks that pay high dividends can often provide a "cushion" of steady income during periods of high market volatility. The Portfolio's bond investments are diversified by maturity, credit quality and industry. The Portfolio may also make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As a defensive measure, the Portfolio may invest without limit in cash and in other money market and short-term instruments. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as the investment adviser expects, the Portfolio could substantially underperform other balanced mutual funds or lose money.

To the extent that the Portfolio invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that bonds in the Portfolio's portfolio could be downgraded in credit rating or go into default.

To the extent that the Portfolio invests in high yield fixed income securities, another significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio's asset allocation could prove to be less appropriate to market conditions than other balanced mutual funds.

The use of certain derivatives could magnify losses.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                  S&P 500     Lehman Brothers Aggregate Bond
  December 31, 1998         Class A     Class B       Index+               Index ++
  -----------------         -------     -------       ------               --------
  One Year                     %           %            %                      %
  Five Years                   %           %            %                      %
  Ten Years                    %           %            %                      %
  Since Class Inception**      -           %            %                      %

--------------------------------------------------------------------------------

**    Inception date for Class B shares is_______________.

+The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc.

++The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital, current income and growth of income.

INVESTMENT STRATEGIES

The Portfolio pursues its goal by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio may also purchase such securities which don't pay current dividends but which offer prospects for growth of capital and future income.

In managing its portfolio, the Portfolio employs a "relative yield" discipline, meaning that it focuses its investments on companies whose dividend yields are 20% higher than the average derived from a benchmark index such as the Standard & Poor's 500 Composite Stock Index ("S&P 500"). The Portfolio will sell securities if their dividend yields fall below 80% of the benchmark average. In addition to above-average yield, companies must appear to offer opportunities for growth in capital and earnings. Typically, companies that meet these criteria are large. The Portfolio invests primarily in U.S. companies, but may also invest in the equity securities of foreign companies.

The Portfolio may invest up to 25% of its assets in foreign securities.

OTHER INVESTMENTS

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages risk by diversifying widely among industries and companies. It also invests in high dividend-paying stocks, whose prices have historically tended to fall less in down markets. Derivatives (financial instruments that derive their value from other securities, commodities or indices) may be used to a limited extent as well.

As an extreme defensive measure, the Portfolio may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting the Portfolio's performance is stock market movements. If any of the securities held by the Portfolio decrease or stop their dividend payments, the Portfolio will generate less income, and overall performance is likely to suffer.

If the relative yield strategy used by the Portfolio or specific securities don't perform as well as expected, the Portfolio could underperform other growth and income mutual funds or lose money.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The use of certain derivatives could magnify losses.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended
  December 31, 1998         Class A      Class B               S&P 500 Index+
  -----------------         -------      ------                --------------

  One Year                     %           %                          %
  Five Years                   %           %                          %
  Since Class Inception**      %           %                          *

--------------------------------------------------------------------------------

*Index comparisons begin ___________________.

**Inception date for Class A and B shares is _______________.

+ The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

CAPITAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

INVESTMENT STRATEGIES

The Portfolio invests in marketable securities, principally common stocks and preferred stocks. In selecting stocks for the Portfolio, the investment adviser considers a number of factors, including the issuer's financial strength, management reputation, absolute size and overall industry position.

In addition, the Portfolio's flexible investment strategy enables it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies that generate or apply new technologies, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies.

While emphasizing companies with above-average growth prospects, the Portfolio may also invest in equity securities of companies that may have only average growth prospects, but seem to be undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The Portfolio may invest up to 25% of its assets in foreign securities.

OTHER INVESTMENTS

The Portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities when the investment adviser believes that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. Generally these debt securities will be rated investment-grade by an independent rating agency or, if unrated, considered of comparable quality, although the Portfolio may invest up to 5% of its assets in lower-rated high yield/high risk securities.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

In order to reduce risk, as market or economic conditions warrant, the Portfolio may invest up to 25% of its assets in short-term debt instruments. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or investments don't perform as the investment adviser expects, the Portfolio could substantially underperform other growth mutual funds or lose money.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment adviser believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

[To the extent that the Portfolio focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.]

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The use of certain derivatives could magnify losses.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended
  December 31, 1998         Class A     Class B                 S&P 500 Index+
  -----------------         -------     -------                 --------------

  One Year                     %           %                          %
  Five Years                   %           %                          %
  Ten Years                    %           %                          %
  Since Class Inception**      -           %                          %

--------------------------------------------------------------------------------

**Inception date for Class B shares is _____________.

+ The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

LARGE COMPANY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Large Company Growth Portfolio seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. The portfolio's investment objective and policies may be changed without a vote of shareholders.

INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing at least 65% of its assets in the equity securities issued by large-sized domestic companies that offer above-average appreciation potential. These companies typically have market capitalization in excess of $1 billion, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index.

The Portfolio allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading considerations. In choosing the Portfolio's investments, the investment adviser uses a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that it believes are selling at attractive market valuations. The investment adviser uses in-depth fundamental research to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time.

When assessing financial quality of a company, the investment adviser weighs four elements of business risk. These factors are the investment adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

The Portfolio typically sells a stock when the stock's earnings growth potential becomes less favorable, the capitalization of the issuer ceases to qualify the issuer's securities as an investment for the Portfolio, if the stock fails to meet the portfolio management team's expectations, or due to changes in the market and investment environment.

OTHER INVESTMENTS

The Portfolio may invest in preferred stocks, securities convertible into common stocks, rights and warrants. The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages risk by diversifying widely among industries and companies, and using disciplined security selection. The Portfolio may also use derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may temporarily invest up to 100% of its assets in cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting the Portfolio's performance is stock market movements. If certain sectors or investments do not perform as the portfolio management team expects, the portfolio could substantially underperform other growth mutual funds or lose money.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The use of certain derivatives could magnify losses.

SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Small Company Growth Portfolio pursues long-term growth of capital by investing primarily in the common stocks of emerging growth companies that are poised to be leaders in the next century. The Portfolio's investment objective and policies may be changed without a vote of shareholders.

INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in the equity securities issued by emerging growth companies. Emerging growth companies tend to be small or little-known companies that have strong prospects for growth because they may offer such things as cutting edge products, unique services, innovative distribution channels or technological advances.

In managing its Portfolio, the portfolio management team identifies promising small companies through extensive fundamental and field research. Using a "bottom-up" approach, the Portfolio focuses on companies that, in portfolio management's view, have the following characteristics:

o     low debt positions;

o     clean balance sheets;

o     conservative accounting methods;

o     excellent management who own a significant stake in the company;

o     projected annual earnings growth rates of at least 15%; and

o either, a commanding position in a growing market or the ability to build such a position in the future.

In addition, the Portfolio favors companies that are in an "emerging growth" phase of development. At this stage, a young company may enjoy certain advantages, such as niche products and lean organizations, and thus be well-positioned for significant growth and greater market recognition.

In order to locate tomorrow's leaders before they are widely known, the portfolio management team searches for companies developing new, innovative products and services that it believes have the potential to substantially impact their particular industries or dramatically change consumer behavior in the next century. The portfolio management team expects to find these companies in many rapidly changing sectors of the economy. Examples of these sectors include innovative retailing concepts, the transition in the U.S. to a service-based economy, advances occurring in health care and biotechnology, as well as the rapidly developing areas of communications, computing, software and technology generally.

The Portfolio normally invests at least 80% of its assets in common stocks. Companies in which the portfolio invests generally are similar in size to those included in the Russell 2000 Index - a widely used benchmark of small stock performance. As companies in the Portfolio's portfolio exceed the maximum market value of the companies in the Russell 2000 Index, the portfolio may continue to hold these securities, but will generally not add to these holdings. A stock is typically sold when, in the opinion of the portfolio management team, (i) the stock has reached its fair market value and its appreciation potential is limited, (ii) a company's fundamentals have deteriorated or (iii) the Portfolio's portfolio is too heavily weighted in a particular stock or industry sector.

OTHER INVESTMENTS

The Portfolio may invest in preferred stocks and securities convertible into common stocks. Although the portfolio invests predominantly in U.S. companies, it may also invest in the equity securities of foreign companies The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio manages risk by diversifying widely among industries and companies, and using disciplined security selection. The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the portfolio may temporarily invest up to 100% of its assets in cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting the Portfolio's performance is stock market movements. Small companies can be especially sensitive to market shifts and isolated business difficulties. This is because small companies often serve niche markets and have limited product lines. They also generally lack the cash reserves and access to capital that allow larger companies to weather difficult financial times.

Small companies as a group, or individual small companies, may not perform as well as expected. Securities of small companies are often thinly traded and could be harder to value or sell at a fair price. If certain sectors or investments do not perform as the portfolio manager expects, the Portfolio could underperform its peers or lose money. Because the Portfolio may engage in active and frequent trading of portfolio securities, the Portfolio may have higher transaction costs that would affect the Portfolio's performance over time. In addition, holders may incur taxes on any realized capital gains.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The use of certain derivatives could magnify losses.

GLOBAL DISCOVERY PORTFOLIO

INVESTMENT OBJECTIVE

Global Discovery Portfolio pursues above-average capital appreciation over the long term by investing primarily in the equity securities of small companies throughout the world.

INVESTMENT STRATEGIES

The Portfolio invests primarily in a diversified portfolio of equity securities of small rapidly growing companies that the Portfolio's management believes offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. These companies are similar in size to the smallest 20% of the companies represented by the Salomon Brothers Broad Market Index -- typically these companies have a market value of between approximately $50 million and $2 billion. However, the median market capitalization (total value of outstanding shares) of companies in which the Portfolio invests generally will not exceed $750 million at the time the security is purchased.

Equity securities in which the Portfolio invests include common stocks, preferred stocks (convertible or non-convertible), rights and warrants.

The Portfolio has the flexibility to invest in any region of the world and may invest without limit in foreign equity securities. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as some of those of the United States, Japan and Western Europe.

The Portfolio's portfolio management team determines what securities to invest in by evaluating potential investments from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. In evaluating the growth potential and relative value of a possible investment, the portfolio management team takes into consideration numerous factors, including:

o     the depth and quality of management

o     a company's product line, business strategy and competitive position

o     research and development efforts

o     financial strength, including degree of leverage

o     cost structure

o     revenue and earnings growth potential

o     price-earnings ratios and other stock valuation measures

o     the attractiveness of the country and region in which a company is located

OTHER INVESTMENTS

The Portfolio may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the Portfolio's investment adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A, Baa/AAA, AA, A, BBB. The Portfolio may also invest up to 5% of its net assets in lower-rated high yield/high risk bonds.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio attempts to manage risk by diversifying widely among regions, market sectors and individual companies.

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The principal risks of investing in the Portfolio are stock market risk and, more specifically, the risks associated with global small company stocks.

Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. The investment adviser's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

As with all investments in the stock market, the Portfolio's returns and net asset value will go up and down, and it is possible to lose money invested in the Portfolio. Stock market movements will affect the Portfolio's share price on a daily basis. Declines are possible both in the overall stock market and the value of the types of securities held by the Portfolio. In addition, the portfolio management team's strategy and skill in choosing securities for the Portfolio will determine in large part the Portfolio's ability to achieve its objective.

In pursuit of higher investment returns, this Portfolio may incur greater risks and more dramatic fluctuations in value than a Portfolio that invests in stocks of larger companies. The inherent business characteristics and risks of small companies include such things as untested management, less diversified product lines and weaker financial positions. Also, small companies tend to have less predictable earnings and less liquid securities than more established companies. Therefore, this Portfolio is suitable for long-term investors that have a high degree of risk tolerance. The use of certain derivatives could magnify losses.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                Salomon Brothers World Equity
  December 31, 1998         Class A     Class B       Extended Market Index+
  -----------------         -------     -------       ----------------------

  One Year                     %           %                    %
  Five Years                   %           %                    %
  Since Class Inception**      %           %                    *

--------------------------------------------------------------------------------

*  Index comparisons begin ______________________.

** Inception date for Class A and B shares is ________________.

+The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

PRINCIPAL STRATEGIES

The Portfolio pursues its objective by investing primarily in common stocks of established companies, listed on foreign exchanges, which the investment adviser believes have favorable characteristics. The companies in which the Portfolio invests do business primarily outside the United States. The Portfolio intends to diversify its investments among several countries and its holdings will include business activities in at least three different countries, excluding the U.S.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers the following factors:

o     prospects for relative economic growth among foreign countries;

o     expected levels of inflation;

o     relative price levels of the various capital markets;

o     government policies influencing business conditions;

o     the outlook for currency relationships; and

o the range of individual investment opportunities available to the international investor.

OTHER INVESTMENTS

The Portfolio may also invest in fixed income securities of foreign governments and companies, although the Portfolio invests primarily in equity securities.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

RISK MANAGEMENT STRATEGIES

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may temporarily invest up to 100% of assets in Canadian or U.S. Government obligations or currencies, or securities of U.S. or Canadian companies. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

MAIN RISKS

The primary factor affecting this Portfolio's performance is stock market movements in the countries in which the Portfolio is invested. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

In addition, the investment manager's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money.

The use of certain derivatives could magnify losses.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended
  December 31, 1998         Class A     Class B      MSCI EAFE and Canada Index+
  -----------------         -------     -------      ---------------------------

  One Year                     %           %                      %
  Five Years                   %           %                      %
  Ten Years                    %           %                      %
  Since Class Inception**      -           %                      %

--------------------------------------------------------------------------------

**Inception date for Class B shares is _________________.

+The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East
(EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses.

INVESTMENT ADVISER

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage the Portfolios' daily investment and business affairs subject to the policies established by the Fund's Board. Scudder Kemper Investments, Inc. actively manages Portfolios' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, Scudder Kemper Investments, Inc. received the following investment management fee from each Portfolio on an annual basis:

--------------------------------------------------------------------------------
Portfolio                                    % of average daily net assets
--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------
Bond Portfolio
--------------------------------------------------------------------------------
Balanced Portfolio
--------------------------------------------------------------------------------
Growth and Income Portfolio
--------------------------------------------------------------------------------
Capital Growth Portfolio
--------------------------------------------------------------------------------
Global Discovery Portfolio
--------------------------------------------------------------------------------
International Portfolio
--------------------------------------------------------------------------------

The investment adviser receives an annual fee payable monthly from each of the Large Company Growth Portfolio and Small Company Growth Portfolio of ___% and ___%, respectively, of average daily net assets.

PORTFOLIO MANAGEMENT

Each Portfolio is managed by a team of investment professionals, who each plays an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Portfolio's portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in Scudder Kemper Investments, Inc.'s offices across the United States and abroad. The investment adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each Portfolio as indicated:

Money Market Portfolio

Frank J. Rachwalski, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

John W. Stuebe, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Bond Portfolio

Stephen A. Wohler, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

Kelly D. Babson, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Balanced Portfolio

George Fraise, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

Stephen A. Wohler, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Kelly D. Babson, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Growth and Income Portfolio

Robert T. Hoffman, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

Benjamin W. Thorndike, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Kathleen Millard, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Lori Ensinger, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Capital Growth Portfolio

William F. Gadsden, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

Bruce F. Beaty, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Large Company Growth Portfolio

______________, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Small Company Growth Portfolio

______________, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Global Discovery Portfolio

Gerald J. Moran, lead portfolio manager, joined the adviser in ______ and began his investment career in _______.

Sewall Hodges, portfolio manager, joined the adviser in ______ and began his investment career in _______.

International Portfolio

Irene T. Cheng, lead portfolio manager portfolio manager, joined the adviser in ______ and began her investment career in _______.

Nicholas Bratt, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Joan Gregory, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Deborah A. Chaplin,. portfolio manager, portfolio manager, joined the adviser in ______ and began her investment career in _______.

Sheridan Reilly, portfolio manager, joined the adviser in ______ and began his investment career in _______.

Carol L. Franklin, portfolio manager, portfolio manager, joined the adviser in ______ and began her investment career in _______.

YEAR 2000 READINESS

Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the portfolio or on global markets or economies generally.

EURO CONVERSION

The introduction of a new European currency, the Euro, on January 1, 1999 may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the portfolio's portfolio. The Euro, introduced by eleven European countries that are members of the European Economic and Monetary Union (EMU), has required the redenomination of European debt and equity securities which will be taking place over a period of time and may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the overall degree of impact will be. To the extent that the market impact or effect on the portfolio's portfolio holdings is negative, it could hurt the portfolio's performance.

DISTRIBUTOR

Scudder Investor Services, Inc. is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the Fund. Under the Rule 12b-1 plan, each Portfolio participating in the plan may pay the distributor (for remittance to a Participating Insurance Company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that Portfolio. Depending on the Participating Insurance Company's corporate structure and applicable state law, the distributor may remit payments to the Participating Insurance Company's affiliated broker-dealers or other affiliated company rather than the Participating Insurance Company itself.

The plan provides that the Fund, on behalf of each Portfolio, shall pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of a Portfolio attributable to the Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a Participating Insurance Company for distribution and shareholder servicing related expenses incurred or paid by the Participating Insurance Company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the Portfolios attributable to that Participating Insurance Company's variable annuity contracts and variable life insurance policies during that quarterly period.

Expenses payable pursuant to the Plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the Participating Insurance Company, or for broker-dea;er only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

PURCHASES AND REDEMPTIONS

Except for the Money Market Portfolio, the Fund offers two classes of shares on behalf of each Portfolio: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on with the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the New York Stock Exchange on that same day except that, in the case of the Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

NET ASSET VALUE

Scudder Fund Accounting Corporation determines the net asset value per share of each Portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total Portfolio assets, less all liabilities, by the total number of shares outstanding. Current market quotations are used to determine the value of each Portfolio's assets other than the Money Market Portfolio which uses amortized cost value. When market quotations are not available or the adviser believes they are unreliable, a Portfolio may use valuation procedures established by its Board.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

The net asset value per share of the Money Market Portfolio is normally $1.00 calculated at amortized cost in accordance with a rule of the Securities and Exchange Commission (Rule 2a-7).

The Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

DISTRIBUTIONS

Dividends and capital gains distributions

The Money Market Portfolio will declare a dividend of its net investment income daily and distribute such dividend monthly. Distributions will be made shortly after the first business day of each month following declaration of the dividend. The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth and Small Company Growth Portfolios will declare and distribute dividends from their net investment income, if any, quarterly, in January, April, July and October. The Global Discovery and International Portfolios each intend to distribute their net investment income annually within three months of the Fund's fiscal year-end of December 31, although an additional distribution may be made if necessary. Dividends declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

All distributions will be reinvested in shares of the Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. Participating Insurance Companies will be informed about the amount and character of distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The Internal Revenue Code of 1986 provides that each Portfolio of a series fund is to be treated as a separate taxpayer. Accordingly, each Portfolio of the Fund intends to qualify as a separate regulated investment company under Subchapter M of the code.

Each Portfolio intends to comply with the diversification requirements of code section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to Portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

As a regulated investment company, each portfolio generally will not be subject to tax on its ordinary income and net realized capital gains to the extent such income and gains are distributed in conformity with applicable distribution requirements under the Internal Revenue Code of 1986 to the separate accounts of the Participating Insurance Companies which hold its shares. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain taxable to individual shareholders. Participating Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

FINANCIAL HIGHLIGHTS

     The tables below are intended to help you understand the Portfolios' financial performance for the period reflected below. Certain information reflects the financial results for a single Portfolio share. The total return figures show what an investor in a Portfolio would have earned (or lost) assuming reinvestment of all distributions. This information had been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolios' financial statements, are included in the Portfolios' annual reports, which are available upon request by calling Scudder at 1-800-____________.

     [TO BE COMPLETED]

Additional information about the Portfolios may be found in the Fund's Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains information on Portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

    --------------------------------------------------------------------------
    By Phone:                            In Person:
    --------------------------------------------------------------------------
         Call Scudder at:                Public Reference Room
                                         Securities and Exchange Commission,
         1-800-_________                 Washington, D.C.

                                         (Call 1-800-SEC-0330 for more
                                         information).
    --------------------------------------------------------------------------
    By Mail:                             By Internet:
    --------------------------------------------------------------------------
                                         http://www.sec.gov
                                         http://www.scudder.com

    Or

    Public Reference Section,
    Securities and Exchange
    Commission, Washington, D.C.
    20549-6009
    (a duplication fee is charged)
    --------------------------------------------------------------------------

     The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Scudder Variable Life Investment Fund  811-_________.

Printed with SOYINK        Printed on recycled paper
xx-xx-xx
(codes)

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                             Two International Place

                        Boston, Massachusetts 02110-4103


           An open-end management investment company which currently
           offers shares of beneficial interest of seven diversified
             Portfolios which seek, respectively, (i) stability and
          current income from a portfolio of money market instruments,
            (ii) high income from a high quality portfolio of bonds,
           (iii) a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of
          equity and fixed income securities, (iv) long-term growth of capital, current income and growth of income from a
              portfolio consisting primarily of common stocks and
            securities convertible into common stocks, (v) long-term
           capital growth from a a portfolio consisting primarily of
          equity securities, (vi) long-term growth of capital through investment primarily in equity securities of seasoned,
           financially strong U.S. growth companies, (vii) long-term
              capital appreciation through investment primarily in
          securities of emerging growth companies poised to be leaders in the 21st century, (viii) above-average capital
           appreciation over the long term by investing primarily in
           the equity securities of small companies located throughout the world, and (ix) long-term growth of capital principally from a diversified portfolio of foreign equity securities


                                 (A Mutual Fund)

--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998

                      CLASS A SHARES OF BENEFICIAL INTEREST



--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Variable Life Investment Fund dated May 1, 1998, as may be amended from time to time, a copy of which may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering certain variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT OBJECTIVES AND POLICIES.............................................1
      Money Market Portfolio...................................................1
      Bond Portfolio...........................................................2
      Balanced Portfolio.......................................................3
      Growth and Income Portfolio..............................................5
      Capital Growth Portfolio.................................................5
      Large Company Growth Portfolio...........................................6
      Small Company Growth Portfolio...........................................7
      Global Discovery Portfolio...............................................9
      Risk Factors Regarding Global Discovery Portfolio.......................10
      International Portfolio.................................................15

POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS..........................17
      Repurchase Agreements...................................................17
      Debt Securities.........................................................18
      Illiquid Securities.....................................................18
      Trust Preferred Securities..............................................18
      Zero Coupon Securities..................................................19
      Real Estate Investment Trusts...........................................19
      Mortgage-Backed Securities and Mortgage Pass-Through Securities.........20
      Collateralized Mortgage Obligations ("CMOs")............................21
      FHLMC Collateralized Mortgage Obligations...............................21
      Other Mortgage-Backed Securities........................................22
      Other Asset-Backed Securities...........................................22
      Municipal Obligations...................................................23
      Convertible Securities..................................................23
      Depositary Receipts.....................................................24
      Foreign Securities......................................................24
      Limitations on Holdings of Foreign Securities for the Bond, Balanced,
      Growth and Income, and International Portfolios.........................25
      Indexed Securities......................................................26
      When-Issued Securities..................................................26
      Loans of Portfolio Securities...........................................27
      Borrowing...............................................................27
      Options for the Bond, Balanced, Growth and Income, Capital Growth and
      International Portfolios................................................27
      Securities Index Options................................................29
      Futures Contracts.......................................................29
      Futures on Debt Securities..............................................30
      Limitations on the Use of Futures Contracts and Options on Futures......31
      Foreign Currency Transactions...........................................32
      Strategic Transactions and Derivatives Applicable to the Global
      Discovery Portfolio.....................................................34
      Debt Securities.........................................................41
      High Yield, High Risk Securities........................................41
      Combined Transactions...................................................42
      Risks of Specialized Investment Techniques Abroad.......................42


INVESTMENT RESTRICTIONS.......................................................42

PURCHASES AND REDEMPTIONS.....................................................43

INVESTMENT ADVISER AND DISTRIBUTOR............................................44
      Investment Adviser......................................................44
      Personal Investments by Employees of the Adviser........................48
      Distributor.............................................................48

TRUSTEES AND OFFICERS.........................................................50

REMUNERATION..................................................................52
      Responsibilities of the Board--Board and Committee Meetings.............52

                                                                            Page

      Compensation of Officers and Trustees...................................52

NET ASSET VALUE...............................................................53

TAX STATUS....................................................................54

DIVIDENDS AND DISTRIBUTIONS...................................................58
      Money Market Portfolio..................................................58
      Global Discovery Portfolio and International Portfolio..................59
      Other Portfolios........................................................59

PERFORMANCE INFORMATION.......................................................59
      Money Market Portfolio..................................................59
      Bond Portfolio..........................................................60
      All Portfolios..........................................................60
      Comparison of Portfolio Performance.....................................62

SHAREHOLDER COMMUNICATIONS....................................................65

ORGANIZATION AND CAPITALIZATION...............................................66
      General.................................................................66
      Shareholder and Trustee Liability.......................................67

ALLOCATION OF PORTFOLIO BROKERAGE.............................................67

PORTFOLIO TURNOVER............................................................69

EXPERTS.......................................................................69

COUNSEL.......................................................................69

ADDITIONAL INFORMATION........................................................69

FINANCIAL STATEMENTS..........................................................70

APPENDIX......................................................................71
      Description of Bond Ratings.............................................71
      Description of Commercial Paper Ratings.................................72

                       INVESTMENT OBJECTIVES AND POLICIES

                    (See "INVESTMENT CONCEPT OF THE FUND" and
             "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS"
                           in the Fund's prospectus.)


      Scudder Variable Life Investment Fund (the "Fund") is an open-end, diversified registered management investment company established as a Massachusetts business trust. The Fund is a series fund consisting of the Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio, and International Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). Additional portfolios may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered to the separate accounts of certain life insurance companies ("Participating Insurance Companies").


      Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the shareholders. There is no assurance that the objectives of any Portfolio will be achieved.

Money Market Portfolio

      The Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Portfolio will use the amortized cost method of securities valuation.

      The Money Market Portfolio purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), subject to the supervision of the Trustees, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by the Money Market Portfolio which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities eligible for investment by the Money Market Portfolio rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Portfolio may also hold cash. Shares of the Portfolio are not insured by an agency of the U.S. Government. Securities and instruments in which the Portfolio may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

      The Money Market Portfolio may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Portfolio will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks. (See "Foreign Securities" in this Statement of Additional Information for further risks of foreign investment.)

      The Money Market Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

      The assets of the Money Market Portfolio consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Portfolio will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio's investments varies according to the Adviser's appraisal of money market conditions.

      The Portfolio may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

      The net investment income of the Portfolio is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

Bond Portfolio

      The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances the Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The Portfolio may also invest in preferred stocks consistent with the Portfolio's objectives. It will attempt to moderate the effect of market price fluctuation relative to that of a long-term bond by investing in securities with varying maturities and making use of futures contracts on debt securities and related options for hedging purposes.

      The Bond Portfolio may purchase corporate notes and bonds including issues convertible into common stock and obligations of municipalities. The Portfolio may purchase securities of real estate investment trusts ("REITs") and certain mortgage-backed securities. It may purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of Federal Home Loan Banks, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. The Portfolio may also purchase obligations of international agencies such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. Other eligible investments include foreign debt securities, including non-U.S. dollar-denominated foreign debt securities and U.S. dollar-denominated foreign debt securities (such as those issued by the Dominion of Canada and its provinces), including without limitation, Eurodollar Bonds and Yankee Bonds, mortgage and other asset-backed securities and money market instruments such as commercial paper and bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements and may invest in zero coupon securities. The Portfolio invests in a broad range of short-, intermediate-, and long-term securities. Proportions among maturities and types of securities may vary depending upon the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, and other factors.

      The Bond Portfolio invests primarily in high quality securities. Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser, to be of comparable quality at the time of purchase. The Portfolio may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent. During the fiscal year ended December 31, 1997, the average monthly dollar-weighted market value of the bonds in the Portfolio's portfolio was rated as follows: 53% Aaa, 4% Aa, 15% A, 18% Baa, 6% Ba and 4% B.

      See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Except for limitations imposed by the Bond Portfolio's investment restrictions, there is no limit as to the proportions of the Portfolio which may be invested in any of the eligible investments; however, it is a policy of the Portfolio that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry.

      The Bond Portfolio may invest in securities of the Government National Mortgage Agency, a Government corporation within the U.S. Department of Housing and Urban Development ("GNMAs"). GNMAs are mortgaged-backed securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). Once approved by GNMA, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

      The Bond Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will fluctuate with changes in the market prices of the Portfolio's investments, which tend to vary inversely with changes in prevailing interest rates and, to a lesser extent, changes in foreign currency exchange rates.

Balanced Portfolio

      The Balanced Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

      In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Portfolio invests in a diversified portfolio of equity and fixed income securities. The Portfolio invests, under normal circumstances, at least 50%, but no more than 75%, of its net assets in common stocks and other equity investments. The Portfolio's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's Corporation 500 Composite Stock Price Index ("S&P 500"). The Portfolio will invest primarily in securities issued by medium-to-large sized domestic companies with annual revenues or market capitalization of at least $600 million, and which, in the opinion of the Adviser, offer above-average potential for price appreciation. The Portfolio seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and companies selling at attractive market valuations. The Adviser believes that companies with these characteristics will be rewarded by the market with higher stock prices over time and provide investment returns, on average, in excess of the S&P 500.

      At least 65% of the value of the Portfolio's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A, or A-) of S&P, or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

      To enhance income and stability, the Portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The Portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the Portfolio's net assets will always be invested in fixed income securities. The Portfolio can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Portfolio may also invest in obligations of international agencies, foreign debt securities (both U.S. and non-U.S. dollar-denominated), mortgage-backed and other asset-backed securities, municipal obligations, restricted securities issued in private placements and zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest. The Portfolio may invest in special purpose trust securities ("Trust Preferred Securities").

      For liquidity and defensive purposes, the Portfolio may invest without limit in cash and in money market securities such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements with respect to U.S. Government securities.

      Not less than 50% of the Portfolio's debt securities will be invested in debt obligations, including money market instruments, that (a) are issued or guaranteed by the U.S. Government, (b) are rated at the time of purchase within the two highest ratings categories by any nationally-recognized rating service or (c) if not rated, are judged at the time of purchase, by the Adviser to be of a quality comparable to obligations rated as described in (b) above. Not less than 80% of the debt obligations in which the Portfolio invests will, at the time of purchase, be rated within the three highest ratings categories of any such service or, if not rated, will be judged to be of comparable quality by the Adviser. Up to 20% of the Portfolio's debt securities may be invested in bonds rated below A but no lower than B by Moody's or S&P, or unrated securities judged by the Adviser to be of comparable quality. Debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P and commonly referred to as "junk bonds") and unrated securities of comparable quality, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher rating categories. Securities rated B involve a high degree of speculation with respect to the payment of principal and interest. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.

      See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      The Portfolio will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Adviser weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors. The Portfolio does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed income investments are expected to occur in generally small increments within the guidelines adopted in this Statement of Additional Information. The Portfolio is designed as a conservative, long-term investment program.

      While the Portfolio emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Portfolio's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Portfolio's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

      In addition, the Portfolio may invest in securities on a when-issued or forward delivery basis. The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

      The Balanced Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Growth and Income Portfolio

      The Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. In pursuing these three objectives, the Portfolio invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes. The Adviser believes that a portfolio investing in these kinds of securities can perform well whether a growth or value investment style is in favor and that the Portfolio's dividend strategy can improve its performance in down markets. The Adviser believes these characteristics can help a shareholder feel comfortable holding onto the Portfolio for the long run, despite short-term changes in the investment climate.

      The Portfolio attempts to achieve its investment objectives by investing primarily in dividend paying common stocks, preferred stocks and securities convertible into common stocks. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Portfolio may also invest in nonconvertible preferred stocks consistent with the Portfolio's objectives. From time to time, for temporary defensive purposes, when the Adviser feels such a position is advisable in light of economic or market conditions, the Portfolio may invest a portion of its assets in cash and cash equivalents. The Portfolio may invest in foreign securities and in repurchase agreements. The Portfolio may purchase securities of REITs and certain mortgage-backed securities.

      When evaluating a security for purchase or sale, the Adviser may consider a security's dividend yield relative to the average dividend yield of the S&P 500.

      The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

      The Growth and Income Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will increase or decrease with changes in the market prices of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Capital Growth Portfolio

      The Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments.

      Important considerations to the Adviser in its examination of potential investments include certain qualitative considerations such as a company's financial strength, management reputation, absolute size and overall industry position.

      Equity investments can have diverse financial characteristics, and the Trustees believe that the opportunity for capital growth may be found in many different sectors of the market at any particular time. Therefore, in contrast to the specialized investment policies of some capital appreciation funds, the Portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables the Portfolio to pursue investment values in various sectors of the stock market, including:

      1. Companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising, and health service industries.

      2. Companies that own or develop natural resources, such as energy exploration or precious metals companies.

      3. Companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunications companies.

      4.    Foreign companies.

      While emphasizing investments in companies with above-average growth prospects, the Portfolio may also purchase and hold equity securities of companies that may have only average growth prospects, but seem undervalued due to factors thought to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value.

      The Portfolio, as a matter of nonfundamental policy, may invest up to 20% of its net assets in intermediate to longer term debt securities when management anticipates that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. The Portfolio may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P, or, if unrated, of equivalent quality as determined by the Adviser. Bonds that are rated Baa by Moody's or BBB by S&P have some speculative characteristics. The Portfolio's intermediate to longer-term debt securities may also include those which are rated below investment grade as long as no more than 5% of its net assets are invested in such securities. As interest rates fall the prices of debt securities tend to rise and vice versa. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security. (See "High Yield, High Risk Securities.")

      The Capital Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.


Large Company Growth Portfolio

      Large Company Growth Portfolio seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Portfolio's securities should provide regular dividends which are expected to grow over time.

      The Portfolio's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the S&P 500. The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.

      The Portfolio allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Portfolio emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

      Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. The net asset value of the Portfolio's shares will increase or decrease with changes in the market price of the Portfolio's investments, and there can be no assurance that the Portfolio's objective will be met.

      The Portfolio invests primarily in the equity securities issued by large-sized domestic companies that offer above-average appreciation potential. In seeking such investments, the Portfolio invests in companies with the following characteristics:

      o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

      o companies that are in a strong financial position with high credit standings and profitability;

      o companies with important business franchises, leading products or dominant marketing and distribution systems;

      o     companies guided by experienced, motivated management;

      o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

      The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Portfolio may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict for how long such alternate strategies may be utilized. The Portfolio also may invest in foreign securities, repurchase agreements, and may engage in strategic transactions.

      The Portfolio invests at least 65% of its total assets in the equity securities of large U.S. growth companies, i.e., those with total market capitalization of $1 billion or more. The Portfolio looks for companies with above-average financial quality. When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

      The Large Company Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Small Company Growth Portfolio

      The Small Company Growth Portfolio pursues long-term growth of capital by investing in emerging growth companies that are poised to be leaders in the next century. The Portfolio is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

      Due to the business characteristics and risks of emerging growth companies, the Portfolio's share price can experience periods of volatility. As a result, the Portfolio should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

      The Portfolio normally invests at least 80% of its assets in common stocks. Companies in which the Portfolio invests generally are similar in size to those included in the Russell 2000(R) Index --a widely used benchmark of small stock performance. The Portfolio's Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century. The above-average earnings growth potential and/or greater market recognition expected are factors believed to offer significant opportunity for capital appreciation, and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

      To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Portfolio's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. The Adviser seeks companies that, in the Adviser's opinion, have excellent management which own a significant stake in the company, clean balance sheets, conservative accounting, and either a commanding position in a growing market or the real possibility of building a commanding position as the 21st century approaches. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum. In selecting specific industries and companies for investment, the Adviser will make full use of its extensive fundamental and field research capabilities in taking into account such other factors as overall growth prospects and financial condition, competitive situation, technology, research and development activities, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation facing a company, and quality and experience of management.

      For temporary defensive purposes the Portfolio may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. It is impossible to accurately predict how long such alternate strategies may be utilized. In such cases, the Portfolio may hold without limit, cash, high grade debt securities, without equity features, which are rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P, or, if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P, or, if unrated, are deemed by the Adviser to be of equivalent quality. The Portfolio may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Portfolio may also borrow under reverse repurchase agreements. The 1940 Act requires borrowings to have 300% asset coverage.

      In addition, the Portfolio may invest in preferred stocks when management anticipates that the capital appreciation on such stocks is likely to equal or exceed that of common stocks over a selected time. The Portfolio may enter into repurchase agreements and may engage in strategic transactions.

      The Portfolio offers participation in the potential growth of emerging growth companies that may be destined to become leading companies in the 21st century. The Portfolio offers the benefit of professional management to identify investments in emerging growth companies with the greatest potential, in the Adviser's opinion, to have a profound and positive impact on the lives of consumers and businesses as we enter the 21st century. The Adviser anticipates finding these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the on-going U.S. transition to an increasingly service-based economy, advances in health care in areas such as biotechnology, and the tremendous, rapid advances occurring in communications, computing, software and technology generally. In return for accepting above-average market risk, investors gain access to a broadly diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the S&P 500 Stock Index.

      Foreign securities such as those which may be purchased by the Portfolio may be subject to foreign government taxes which could reduce the return on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio. (See "TAXES.")

Historical small stock performance. The Ibbotson US Small Stock Index is commonly used to show historical performance of smaller stocks due to the extensive range of data points offered (1926 to the present). According to Ibbotson, smaller stocks outperform larger stocks over time. For the years 1973 to 1997 (25 years), the average annual return for the Ibbotson Index was 16.30% compared with 13.10% for larger stocks -- a difference of over 3%.

      While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

      Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Portfolio to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Portfolio may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Portfolio may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Defining "emerging growth" companies. The Adviser's model of the corporate life cycle begins with investment of venture capital, and proceeds to an `emerging growth' stage. An `emerging growth' company is publicly traded, with a market value of at least $50 million. Emerging growth companies are part of the `small stock universe' as described above.

      Emerging growth companies grow into `established growth' companies with market values exceeding $500 million. Companies become mature over time as growth slows and market capitalizations grow beyond $1 billion.

      The Small Company Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.


Global Discovery Portfolio

      The Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Portfolio is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's Corporation 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

      In pursuit of its objective, the Portfolio generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Portfolio has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

      The Adviser invests the Portfolio's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies that may receive greater market recognition over time. The Adviser believes these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Portfolio from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

      Under normal circumstances the Portfolio invests at least 65% of its total assets in the equity securities of small issuers. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Portfolio expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. The Portfolio intends to allocate investments among at least three countries at all times, including the United States.

      The Portfolio may invest up to 35% of its total assets in equity securities of larger companies throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Portfolio may also invest up to 5% of its net assets in debt securities rated below investment-grade. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest.

      The Portfolio selects its portfolio investments primarily from companies whose individual equity market capitalizations would place them in the same size range as companies in approximately the lowest 20% of market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of global equity securities of companies with total available market capitalization greater than $100 million. Based on this policy, the companies held by the Portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Portfolio will be free to invest in smaller capitalization issues that satisfy the Portfolio's size standard). Furthermore, the median market capitalization of the Portfolio will not exceed $750 million.

      Because the Portfolio applies a U.S. size standard on a global basis, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.

      The equity securities in which the Portfolio may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Portfolio may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Portfolio may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Portfolio may also invest in closed-end investment companies holding foreign securities, and engage in strategic transactions. In addition, the Portfolio may invest in illiquid securities. For temporary defensive purposes, the Portfolio may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents.


      The Global Discovery Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and changes in foreign currency exchange rates. The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Portfolio without a vote of the Shareholders. There is no assurance that the objective of the Portfolio will be achieved.


Risk Factors Regarding Global Discovery Portfolio

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Foreign Securities. The Portfolio is intended to provide investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Portfolio's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and, from time to time, have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have, from time to time, provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Portfolio's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Portfolio's portfolio transactions. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolio's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Portfolio associated with the foregoing considerations through investment variation and continuous professional management.

Limitations on Holdings of Foreign Securities. The Portfolio shall invest in no less than five foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and (iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

      The Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of the Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of the Portfolio's assets may be invested in securities of issuers located in the United States.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.


      Investments in such countries involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Portfolio temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio's custodian values the Portfolio's assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

      Because the Portfolio normally will be invested in both U.S. and foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Portfolio invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

      Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no cash is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

      Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Portfolio. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

      Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

      Many emerging markets have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Portfolio could lose its entire investment in any such country.

      The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

      The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

      The Portfolio may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies.

      Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

      The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Portfolio's investment income available for distribution to shareholders.

      Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

      Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

      Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

      Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

      With respect to the Peoples Republic of China and other markets in which the Portfolio may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Portfolio's investment in the debt of that country.

      Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

      Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

      The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

      Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

      Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

      Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

      Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

      Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

      Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

      On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

      Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.
(See "TAX STATUS.")

International Portfolio

      The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Fund, on behalf of the Portfolio, intends to diversify investments among several countries and to have represented in the program business activities in not less than three different countries. The management considers it consistent with this policy for the Portfolio to acquire securities of companies incorporated in the United States and having their principal activities and interests outside of the United States, and such investments may be included in the program.

      It is not the policy of the Portfolio to concentrate its investments in any particular industry, and the Portfolio's management does not intend to make acquisitions in particular industries which would increase the percentage of the market value of the Portfolio's assets above 25% for any one industry. The Portfolio does not invest for the purpose of controlling or managing other companies.

      The major portion of the Portfolio's assets consists of equity securities of established companies listed on recognized foreign exchanges; the Adviser expects this condition to continue, although the Portfolio may invest in other securities. Investments may also be made in fixed income securities of foreign governments and companies with a view toward total investment return. In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in their marketplace. Investment decisions are made without regard to arbitrary criteria such as minimum asset size, debt-equity ratios or dividend history of Portfolio companies.

      The Portfolio may invest in any type of security including, but not limited to shares, preferred or common, bonds and other evidences of indebtedness, and other securities of issuers wherever organized, and not excluding evidences of indebtedness of governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Fund, on behalf of the Portfolio, in view of the Portfolio's investment objective, intends under normal conditions to maintain holdings consisting primarily of a diversified list of equity securities.

      Under exceptional economic or market conditions abroad, the Portfolio may temporarily, until normal conditions return, invest all or a major portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

      Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.
(See "TAX STATUS.")

      The Portfolio is intended to provide investors with an opportunity to invest a portion of their assets in a diversified group of securities of foreign companies and governments. Management of the Portfolio believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the United States, will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies and foreign stock market indexes have grown more rapidly than the United States economy and leading U.S. stock market indexes, although there can be no assurance that this will be true in the future. Because of the Portfolio's investment policy, the Portfolio is not intended to provide a complete investment program for an investor.

      Because the Portfolio normally will be invested in foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Portfolio invests in many foreign securities markets in an attempt to take advantage of opportunities wherever they may arise.

Master-feeder fund structure

      At the special meeting of shareholders, a majority of the stockholders of each Portfolio of Scudder Variable Life Investment Fund (the "Fund") approved a proposal which gives the Fund's Board of Trustees the discretion with respect to each Portfolio to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

              POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS

          (See "POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS"
                           in the Fund's prospectus.)

      Except as otherwise noted below, the following description of additional investment policies and techniques is applicable to all of the Portfolios.

Repurchase Agreements

      On behalf of a Portfolio, the Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest categories assigned by Moody's or S&P. A repurchase agreement with a member bank of the Federal Reserve System, which provides a means for the Portfolio to earn income on funds for periods as short as overnight, is an arrangement through which the Portfolio acquires a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Debt Securities


      The Bond, Balanced, Capital Growth, Small Company Growth and Global Discovery Portfolios may each invest in debt securities rated below investment-grade (those rated below Baa or BBB). These securities are commonly referred to as "junk bonds" and can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. The trading market for these securities is generally less liquid than for higher rated securities, and a Portfolio may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. The lower the ratings of such debt securities, the greater their risks render them like equity securities. In addition, as interest rates fall, the prices of debt securities tend to rise and vice versa. Should the rating of any security held by a Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.


Illiquid Securities

      The Portfolios may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable," or "illiquid" securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Portfolios may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

      Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Trust Preferred Securities

      The Bond Portfolio and Balanced Portfolio may each invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Portfolios of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

      If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Portfolios, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether a Portfolio receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule

144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Portfolios, to sell their holdings.

Zero Coupon Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Small Company Growth, Large Company Growth, Global Discovery and International Portfolios may each invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


      Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. government securities.

      The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Real Estate Investment Trusts

      The Bond Portfolio, Growth and Income, and Global Discovery Portfolios may each invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Portfolio's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

      Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

      The Bond, Balanced, and Growth and Income Portfolios may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Portfolios to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Portfolios, the prepayment right will tend to limit to some degree the increase in net asset value of the Portfolios because the value of the mortgage-backed securities held by the Portfolios may not appreciate as rapidly as the price of non-callable debt securities.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Portfolio shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolios may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Portfolios' quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

      A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

      FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities

      The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Bond Portfolio and the Balanced Portfolio will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

      The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Bond Portfolio's and the Balanced Portfolio's investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Bond Portfolio and the Balanced Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

      The Bond Portfolio and the Balanced Portfolio may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

      The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Bond Portfolio and the Balanced Portfolio to dispose of any then existing holdings of such securities.

Municipal Obligations

      The Bond Portfolio and the Balanced Portfolio may each invest in municipal obligations, which are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Bond Portfolio and the Balanced Portfolio may each acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Bond Portfolio and the Balanced Portfolio have no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Portfolio's total assets.

Convertible Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


      The convertible securities in which the Portfolios may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Balanced, Growth and Income, Capital Growth and International Portfolios' investment policies, the Portfolios' investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Foreign Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios (collectively, the "Non-Money Market Portfolios") may each invest, without limit, except as applicable to debt securities generally, in U.S. dollar-denominated foreign debt securities (including those issued by the Dominion of Canada and its provinces and other debt securities which meet the criteria applicable to the Portfolio's domestic investments), and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by the Adviser. The Bond Portfolio may invest up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities. The Balanced Portfolio may invest up to 20% of its debt securities in non-U.S. dollar-denominated foreign debt securities, and may invest up to 25% of its equity securities in non-U.S. dollar-denominated foreign equity securities. The Growth and Income Portfolio may invest up to 25% of its assets in non-U.S. dollar denominated equity securities of foreign issuers. The Capital Growth Portfolio may invest up to 25% of its assets, and the Small Company Growth Portfolio and the International Portfolio may invest without limit, in non-U.S. dollar-denominated equity securities of foreign issuers. However, the Small Company Growth Portfolio has no current intention of investing more than 20% of its net assets in foreign securities. The Large Company Growth Portfolio may invest up to __% of its assets in non-U.S. dollar-denominated equity securities of foreign issuers.


      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Non-Money Market Portfolios' performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolios are uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Portfolios may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolios' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, devaluations in the currencies in which a Portfolio's securities are denominated, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance generally is greater in these countries than in developed countries. The management of the Non-Money Market Portfolios seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Portfolios will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      To the extent that the Non-Money Market Portfolios invest in foreign securities, the Portfolios' share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of the Portfolios' investment performance.


Limitations on Holdings of Foreign Securities for the Bond, Balanced, Growth and Income, Large Company Growth, Small Company Growth and International Portfolios


      Each Portfolio that invests in foreign securities shall invest in no less than three foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and (iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

      Each Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of each Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of a Portfolio's assets may be invested in securities of issuers located in the United States.

Indexed Securities

      The Bond Portfolio and the Balanced Portfolio may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

      Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

      Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities

      A Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Fund's intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment on behalf of a Portfolio to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at settlement date. The Fund does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or forward delivery basis. Each Portfolio will establish a segregated account in which it will maintain cash or liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. A Portfolio will not enter into such transactions for leverage purposes.

Loans of Portfolio Securities

      The Fund may lend the portfolio securities of any Portfolio (other than the Money Market Portfolio) provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

Borrowing

      As a matter of fundamental policy, each Portfolio (except Money Market Portfolio) will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by a Portfolio will involve special risk considerations. Although the principal of a Portfolio's borrowings will be fixed, the Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Options for the Bond, Balanced, Growth and Income, Capital Growth and International Portfolios


      The Fund may, on behalf of each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth and International Portfolios, write covered call options on the portfolio securities of such Portfolio in an attempt to enhance investment performance. A call option is a contract generally having a duration of nine months or less which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time upon the assignment of an exercise notice prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is an option written on a security which is owned by the writer throughout the option period.


      The Fund will write, on behalf of a Portfolio, covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. The Fund may forego the benefit of appreciation in its Portfolios on securities sold pursuant to call options.

      When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period, generally ranging up to nine months. Some of the options which the Fund writes may be of the European type which means they may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for the written option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each write covered call and put options to a limited extent in an attempt to earn additional income on their portfolios, consistent with their investment objectives. The Portfolios may forego the benefits of appreciation on securities sold or depreciation on securities acquired pursuant to call and put options written by the Portfolios. Each Portfolio has no current intention of writing options on more than 5% of its net assets.

      When the Fund, on behalf of the Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios, writes a put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. Some of the European type options which the Fund writes may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. With respect to each put option it writes, the Portfolio will have deposited in a separate account with its custodian U.S. Treasury obligations, high-grade debt securities or cash equal in value to the exercise price of the put option, will have purchased a put option with a higher exercise price that will expire no earlier than the put option written or will have used some combination of these two methods. The Fund on behalf of each Portfolio, will only write put options involving securities for which a determination is made that it wishes to acquire the securities at the exercise price at the time the option is written.


      A Portfolio may terminate its obligation as a writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction."

      When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

      A Portfolio may purchase call options on any securities in which it may invest in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios will normally purchase put options in anticipation of a decline in the market value of securities in their portfolios ("protective puts") or securities of the type in which they are permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


      The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. Exchange markets in securities options are a relatively new and untested concept. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

      The Fund, on behalf of a Portfolio, may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately thirty broker-dealers make these markets and the Adviser will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Written over-the-counter options purchased by the Fund and portfolio securities "covering" the Fund's obligation pursuant to an over-the-counter option may be deemed to be illiquid and may not be readily marketable. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Fund's Trustees.

Securities Index Options


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities. Options on securities indexes are similar to options on stock except that the settlement is made in cash.


      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date, multiplied by
(ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such cash payment, the writer of the securities index option receives a premium.

      A securities index fluctuates with changes in the market values of the securities so included. Some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on exchanges including the Chicago Board Options Exchange, Philadelphia Exchange, New York Stock Exchange, and American Stock Exchange.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities holdings of a Portfolio will not exactly match the composition of the securities indexes on which options are written. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transactions costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is written. Options on securities indexes also entail the risk that a liquid secondary market to close out the option will not exist, although a Portfolio will generally only purchase or write such an option if the Adviser believes the option can be closed out.

Futures Contracts

      The Fund may, on behalf of the Bond, Balanced and International Portfolios, purchase and sell futures contracts on debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's debt securities. In addition, the Fund may, on behalf of the Non-Money Market Portfolios, purchase and sell securities index futures to hedge the equity securities of a Portfolio with regard to market (systematic) risk as distinguished from stock-specific risk. Each of these six Portfolios may also purchase and write put and call options on futures contracts of the type which such Portfolio is authorized to enter into and may engage in related closing transactions. All of such futures on debt securities, stock index futures and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on appropriate foreign exchanges, to the extent permitted by law. Even though at the present time no contracts based on global indices which meet the International Portfolio's investment criteria are available, there are U.S. stock indices which may be used to hedge U.S. securities held in that Portfolio.

Futures on Debt Securities

      A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--the Fund, on behalf of a Portfolio, will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Trustees to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

      Positions taken in the futures markets are normally not held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the Fund on behalf of a Portfolio will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing-out and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

      On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase for the Portfolio particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. That index is designed to reflect overall price trends in the market for equity securities.

      Stock index futures may be used to hedge the equity securities of each of the Balanced, Growth and Income, Capital Growth or International Portfolios with regard to market (systematic) risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Fund may seek to protect the value of the equity of a Portfolio's securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Fund can seek on behalf of a Portfolio to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.


Options on Futures. For bona fide hedging purposes, the Fund may also purchase and write, on behalf of each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth and International Portfolios, call and put options on futures contracts, which are traded on exchanges that are licensed and regulated by the CFTC or on any foreign exchange for the purpose of options trading, to the extent permitted by law. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

      Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When a person exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," his gain will be credited to his futures margin account, while the loss suffered by the writer of the option will be debited to his account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.


      Options on futures can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures.

      If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities.

      While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Portfolio will not purchase or write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Limitations on the Use of Futures Contracts and Options on Futures


      All of the futures contracts and options on futures transactions into which the Fund will enter will be for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and to the extent consistent with requirements of the Securities and Exchange Commission (the "SEC").


      To ensure that its futures and options transactions meet this standard, the Fund will enter into them only for the purposes or with the intent specified in CFTC regulations, subject to the requirements of the SEC. The Fund will further seek to assure that fluctuations in the price of the futures contracts and options on futures that it uses for hedging purposes will be substantially correlated to fluctuations in the price of the securities held by a Portfolio or which it expects to purchase, though there can be no assurance that this result will be achieved. The Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that a Portfolio owns. The Fund will purchase futures contracts or calls on futures contracts to protect a Portfolio against an increase in the price of securities the Fund intends later to purchase for the Portfolio before it is in a position to do so.

      As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it purchases a long futures contract or call option on futures for a Portfolio the Fund will effect the purchase of securities in the cash market or take delivery as it closes out a Portfolio's futures position. In particular cases, however, when it is economically advantageous to the Portfolio, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities.

      As an alternative to literal compliance with the bona fide hedging definition, a CFTC definition now permits the Fund to elect to comply with a different test, under which its long futures positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within thirty days and (c) accrued profits on the particular futures or options positions. However, the Fund will not utilize this alternative unless it is advised by counsel that to do so is consistent with the requirements of the SEC.

      Futures on debt securities and stock index futures are at present actively traded on exchanges that are licensed and registered by the CFTC, or consistent with the CFTC regulations on foreign exchanges. Portfolios will incur brokerage fees in connection with their futures and options transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of futures obligations. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

      Each Portfolio, in dealing in futures contracts and options on futures, is subject to the 300% asset coverage requirement for borrowings set forth under "Investment Restrictions" in the Fund's prospectus. The Trustees have also adopted a policy (which is not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase or sale of a futures contract or option thereon, the value of the aggregate initial margin with respect to all futures contracts and premiums on options on futures contracts entered into by a Portfolio will not exceed 5% of the fair market value of the Portfolio's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by the Portfolio will not exceed 20% of its total assets. A futures contract for the receipt of a debt security and long index futures will be offset by assets of the Portfolio held in a segregated account in an amount equal to the total market value of the futures contracts less the amount of the initial margin for the contracts.

Foreign Currency Transactions

      The Non-Money Market Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") for hedging purposes. These Portfolios may also, for hedging purposes, purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements. The International Portfolio may also enter into foreign currency futures contracts and foreign currency options.

      Because investments in foreign companies usually will involve currencies of foreign countries, and because the Non-Money Market Portfolios temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of their assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and they may incur costs in connection with conversions between various currencies. Although the Non-Money Market Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Non-Money Market Portfolios at one rate, while offering a lesser rate of exchange should the Non-Money Market Portfolios desire to resell that currency to the dealer. The Non-Money Market Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or, in the case of the International Portfolio, futures contracts to purchase or sell foreign currencies.

      A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. The agreed price may be fixed or within a specified range of prices. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the Chicago Mercantile Exchange. Futures contracts involve brokerage costs, which may vary from less than 1% to 2.5% of the contract price, and require parties to the contract to make "margin" deposits to secure performance of the contract. The International Portfolio would also be required to segregate assets to cover contracts that would require it to purchase foreign currencies. The International Portfolio would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in CFTC regulations.

      Forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and they may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

      Upon the maturity of a forward or foreign currency futures contract a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      A Portfolio may enter into forward contracts and foreign currency futures contracts under certain circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward or futures contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward or futures contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward or futures contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of a portion of the Portfolio's foreign assets.

      The Non-Money Market Portfolios do not intend to enter into such forward or futures contracts to protect the value of their portfolio securities on a regular continuous basis, and will not do so if, as a result, a Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. A Portfolio also will not enter into such forward or foreign currency futures contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Non-Money Market Portfolios believe that it is important to have the flexibility to enter into such forward or foreign currency futures contracts when each determines that the best interests of the Portfolio will be served.

      Except when a Portfolio enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, Brown Brothers Harriman & Co. or State Street Bank and Trust Company (the "Custodian"), will place cash or liquid securities into a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts (or the Portfolio's forward contracts will be otherwise covered consistent with applicable regulatory policies) and foreign currency futures contracts that require the Portfolio to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

      The Non-Money Market Portfolios generally will not enter into a forward or foreign currency futures contract with a term of greater than one year. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Portfolio can achieve at some future point in time.

      While the Non-Money Market Portfolios will enter into forward and, in the case of the International Portfolio, foreign currency futures contracts and foreign currency options to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transaction. Moreover, there may be imperfect correlation between the value of the Portfolio's holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss.

      The International Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

      Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, the International Portfolio may purchase call options on such currency. If the value of such currency increased, the purchase of such call options would enable the Portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

      The International Portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option.


Strategic Transactions and Derivatives Applicable to the Large Company Growth, Small Company Growth and Global Discovery Portfolios

      The Large Company Growth, Small Company Growth and Global Discovery Portfolios may each, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolios' portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Portfolios may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolios' unrealized gains in the value of its portfolio securities in the Portfolios, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolios, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolios' assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolios to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolios will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolios, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolios can realize on its investments or cause the Portfolios to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolios incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolios creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolios' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolios' purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolios the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolios' purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolios against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolios is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


      The Portfolios' ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolios to require the Counterparty to sell the option back to the Portfolios at a formula price within seven days. The Portfolios expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolios or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolios will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolios will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Portfolios, and Portfolios securities "covering" the amount of the Portfolios' obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Federal limits for investing assets in them.

      If the Portfolios sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its Portfolios or will increase the Portfolios' income. The sale of put options can also provide income.

      The Portfolios may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolios must be "covered" (i.e., the Portfolios must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Portfolios will receive the option premium to help protect it against loss, a call sold by the Portfolios exposes the Portfolios during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolios to hold a security or instrument which it might otherwise have sold.

      The Portfolios may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Portfolios will not sell put options if, as a result, more than 50% of the Portfolios' assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolios may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Portfolios may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolios, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Portfolios' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolios to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolios. If the Portfolios exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Portfolios will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolios' total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Portfolios also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Portfolios may engage in currency transactions with Counterparties in order to hedge the value of Portfolios holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolios may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Portfolios' dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolios, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Portfolios will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Portfolios may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolios has or in which the Portfolios expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolios may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolios' portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Portfolios' portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Portfolios' securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Portfolios holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolios if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Portfolios is engaging in proxy hedging. If the Portfolios enters into a currency hedging transaction, the Portfolios will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolios if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolios to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolios anticipates purchasing at a later date. The Portfolios intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolios may be obligated to pay. Interest rate swaps involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Portfolios believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolios will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Portfolios may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate

("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolios might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Portfolios segregate cash or liquid assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolios to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Portfolios will require the Portfolios to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolios to own Portfolios securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires that Portfolio to segregate cash or liquid assets equal to the exercise price.

      Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolios to buy or sell currency will generally require the Portfolios to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolios' obligations or to segregate cash or liquid assets equal to the amount of the Portfolio's obligation.

      OTC options entered into by the Portfolios, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Portfolios sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolios, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolios sell a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolios will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolios other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Portfolios will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Portfolios must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Portfolios will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Portfolios may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Portfolios could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolios. Moreover, instead of segregating assets if the Portfolios held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


Debt Securities


      If the Adviser determines that the capital appreciation of debt securities is likely to exceed that of common stocks, the Portfolios may invest in debt securities of foreign and U.S. issuers. The Portfolios debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolios may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Global Discovery Portfolio may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.


High Yield, High Risk Securities


      The Bond, Balanced, Capital Growth and Global Discovery Portfolios may each invest in below investment grade securities (commonly referred to as "junk bonds") (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of these issuers of such securities) generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher ratings categories and are considered speculative. The Global Discovery Portfolios may invest up to 5% of its net assets in such securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      An economic downturn may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by a Portfolios. Prices and yields of high yield securities will fluctuate over time and may affect a Portfolios's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to value high yield securities accurately in a Portfolios and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

      Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolioss' investment objectives may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a Portfolios security be downgraded the Adviser will determine whether it is in the best interest of that Portfolios to retain or dispose of the security.

      Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions gradually to reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Combined Transactions

      Each Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward contracts) and any combination of futures, options and foreign currency transactions ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Portfolio to do so. A combined transaction, while part of a single hedging strategy, may not offset fully the risks of each component transaction and, therefore, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

Risks of Specialized Investment Techniques Abroad

      The above described specialized investment techniques when conducted abroad may not be regulated as effectively as in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during on-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume than in the United States.

                             INVESTMENT RESTRICTIONS

            (See "INVESTMENT RESTRICTIONS" in the Fund's prospectus.)

      Unless specified to the contrary, the following fundamental policies may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Portfolio). Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio.

      As a matter of fundamental policy, the Fund may not on behalf of any
Portfolio:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) purchase physical commodities or contracts relating to physical commodities; or

      (5) engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (6) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;


      (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


      As a matter of nonfundamental policy, the Fund may not on behalf of the indicated Portfolio(s):

      (1) For Money Market Portfolio: the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (2) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;

      (3) For all Portfolios (except Money Market Portfolio and Bond Portfolio): the Portfolio currently does not intend to enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (4) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (5) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (6) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to enter into futures contracts or purchase options thereon, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, and in-the-money amount may be excluded in computing the 5% limit;

      (7) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      (8) Each Portfolio currently does not intend to lend portfolio securities in an amount greater than 5% of its total assets.

      "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. (See "NET ASSET VALUE.")

                            PURCHASES AND REDEMPTIONS

           (See "PURCHASES AND REDEMPTIONS" in the Fund's prospectus.)

      The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies but only on days on which the Exchange is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on that same day except that, in the case of the Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund. (See "NET ASSET VALUE.") Payment for redemptions will be made by State Street Bank and Trust Company or Brown Brothers Harriman & Co. on behalf of the Fund and the applicable Portfolios within seven days thereafter. No fee is charged the separate accounts of the Participating Insurance Companies when they redeem Fund shares.

      The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the security holders of the Fund or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

      Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

                       INVESTMENT ADVISER AND DISTRIBUTOR

     (See "INVESTMENT ADVISER" and "DISTRIBUTOR" in the Fund's prospectus.)

Investment Adviser

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Portfolios. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The Fund has seven investment management agreements with the Adviser, one for each Portfolio (the "Agreements"). The Adviser is one of the most experienced investment counsel firms in the United States. It currently manages in excess of $200 billion in assets globally for its clients. The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreements with Scudder, those agreements automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements (the "Agreements") between each Portfolio and the Adviser were approved by the Fund's Trustees on August 1, 1997. At the special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the Agreements. The Agreements became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreements or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees on behalf of a Portfolio or of a majority of the outstanding voting securities of each Portfolio. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      Certain investments may be appropriate for the Portfolios and for other clients advised by the Adviser. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Adviser in the interest of the most favorable net results to a Portfolio.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Under the Agreements, the Adviser regularly provides the Portfolios with investment research, advice and supervision and furnishes continuously an investment program consistent with the investment objectives and policies of each Portfolio, and determines, for each Portfolio, what securities shall be purchased, what securities shall be held or sold, and what portion of a Portfolio's assets shall be held uninvested, subject always to the provisions of the Fund's

Declaration of Trust and By-Laws, and of the 1940 Act and to a Portfolio's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. The agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

      The Agreement dated September 7, 1998, was approved by the Trustees of the Trust on _______. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


      The Adviser renders significant administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Portfolios (such as the Portfolio's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Portfolio's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining each Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Portfolio's operating budget; processing the payment of each Portfolio's bills; assisting the Fund and the Portfolios in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund and the Portfolios in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Fund and makes available, without expense to the Fund, the services of such affiliated persons as may duly be elected Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For its investment management services the Adviser receives compensation monthly at the following annual rates for each Portfolio:


                               % of the
                            average daily
                              net asset
                              values of
           Portfolio        each Portfolio     1996         1997        1998

    Money Market Portfolio       .370%       $325,791     $384,554

    Bond Portfolio               .475%        291,740      321,323
    Balanced Portfolio           .475%        372,176      488,616
    Growth and Income
    Portfolio                    .475%        326,033      592,383
    Capital Growth
    Portfolio                    .475%*     1,870,361    2,691,980
    Large Company Growth
    Portfolio
    Small Company Growth
    Portfolio
    Global Discovery
    Portfolio                    .975%         12,607      179,723
    International Portfolio      .875%**    5,590,601    6,520,030


* For any calendar month during which the average daily net assets of Capital Growth Portfolio exceed $500,000,000, the fee payable for that month, with respect to the excess over $500,000,000, is calculated at an annual rate of 0.450%. As a result, the Adviser received compensation at an annual rate of 0.47% for the fiscal year ended December 31, 1997.

** For any calendar month during which the average daily net assets of International Portfolio exceed $500,000,000, the fee payable for that month, with respect to the excess over $500,000,000, is calculated at an annual rate of 0.725%. As a result, the Adviser received compensation at an annual rate of 0.83% for the fiscal year ended December 31, 1997.

      Under the Agreements, each Portfolio is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; and the cost of preparing and distributing reports and notices to shareholders. The Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of a Portfolio's shares. (See "Distributor" for expenses paid by Scudder Investor Services, Inc.) Each Portfolio is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      In addition to payments for investment management services provided by the Adviser, the Trustees, consistent with the Portfolios' investment management agreements and underwriting agreement, have approved payments to the Adviser and Scudder Investor Services, Inc. for clerical, accounting and certain other services they may provide the Fund. Effective October 1, 1994, the Trustees authorized the elimination of these administrative expenses. Under a new agreement, effective October 1, 1994, the Trustees authorized the Fund, on behalf of each Portfolio, to pay Scudder Fund Accounting Corporation, a subsidiary of the Adviser, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Portfolios.



      For the year ended December 31, 1996, such compensation amounted to $30,073 for Money Market Portfolio, $37,590 for Bond Portfolio, $39,830 for Balanced Portfolio, $42,366 for Growth and Income Portfolio, $70,071 for Capital Growth Portfolio, $33,383 for Global Discovery Portfolio and $335,822 for International Portfolio.

      For the year ended December 31, 1997, such compensation amounted to $30,000 for Money Market Portfolio, $17,460 for Bond Portfolio, $39,456 for Balanced Portfolio, $62,698 for Growth and Income Portfolio, $96,410 for Capital Growth Portfolio, $61,692 for Global Discovery Portfolio and $466,669 for International Portfolio.


      For the year ended December 31, 1998, such compensation amounted to $______ for Money Market Portfolio, $______ for Bond Portfolio, $______ for Balanced Portfolio, $______ for Growth and Income Portfolio, $______ for Capital Growth Portfolio and $_______ for International Portfolio.


      The Agreements are each dated December 31, 1997, and will remain in effect until September 30, 1998. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Adviser or the Fund cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding securities of such Portfolio. Each Agreement was last approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 1, 1997. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Fund, with respect to the Portfolios, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Fund's investment products and services.

      In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Fund are represented by independent counsel at the Fund's expense.

      The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Each Participating Insurance Company has agreed with the Adviser to reimburse the Adviser for a period of five years to the extent that the aggregate annual advisory fee paid on behalf of all Portfolios with respect to the average daily net asset value of the shares of all Portfolios held in that Participating Insurance Company's general or separate account (or those of affiliates) is less than $25,000 in any year. It is expected that insurance companies which become Participating Insurance Companies in the future will be required to enter into similar arrangements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Portfolios that may have different distribution arrangements or expenses, which may affect performance.

      None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Distributor

      The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, Two International Place, Boston, Massachusetts 02110-4103. The Fund's underwriting agreement dated July 12, 1985, will remain in effect until September 30, 1998, and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 1, 1997.

      Under the principal underwriting agreement between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of shares, and the registration and qualification of shares for sale with the SEC in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders and any notice, proxy statement, report, prospectus or other communication to shareholders of the Fund, printing and mailing confirmations of purchases of shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for shareholders, wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-l Plan is in effect which provides that the Fund shall bear some or all of such expenses. The Distributor has entered into agreements with broker-dealers authorized to offer and sell VA contracts and VLI policies on behalf of the Participating Insurance Companies under which agreements the broker-dealers have agreed to be responsible for the fees and expenses of any prospectus, statement of additional information and printed information supplemental thereto of the Fund distributed in connection with their offer of VA contracts and VLI policies.

      As agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the Portfolio or the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

      A description of the Rule 12b-1 plan for Class B shares of the Non-Money Market Portfolios (the "Plan") and related services and fees thereunder is provided in the prospectus. The plan was last approved by the Trustees on August 1, 1997. In connection with its consideration of the Plan, the Board of Trustees was furnished with drafts of the Plan and related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

      The Board considered various factors in connection with its decision as to whether to approve the Plan, including (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Plan to any other person relative to those of the Fund; (e) the effect of the Plan on existing owners of VA contracts and VLI policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry and (h) the relationship of the Plan to other distribution efforts of the Fund.

      Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Fund's Plan is reasonably likely to benefit the Fund and the VA contract and VLI policy owners in at least one of several ways. Specifically, the Board concluded that the Participating Insurance Companies would have less incentive to educate VA contract and VLI policy owners and sales people concerning the Fund if expenses associated with such services were not paid for by the Fund. In addition, the Board determined that the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to VA contract and VLI policy owners, which would, of course, benefit such VA contract and VLI policy owners. Further, the adoption of the Plan would likely help to maintain and may lead to an increase in net assets under management given the distribution financing alternatives available through the multi-class structure. The Board also took into account expense structures of other competing products and administrative compensation arrangements between other funds, their advisers and insurance companies that currently are in use in the variable products industry. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of VA contracts and VLI policies concerning the Fund, the securities markets and related risks. A better educated investor, in the Distributor's view, is less likely to surrender his or her VA contract or VLI policy early, thereby avoiding the costs associated with such an event. Accordingly, the Plan may help the Fund and Participating Insurance Companies meet investor education needs.

      The Board realizes that there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

      The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.

                              TRUSTEES AND OFFICERS

                                                                 Position with
                                                                 Underwriter,
                                                                 Scudder
                                                                 Investor
                         Position with                           Services,
Name, Age and Address    Fund             Principal Occupation** Inc.
---------------------    -------------    --------------------   -------------

William Thomas*@+ ()     President        Managing Director of   --
                                          Scudder Kemper
                                          Investments, Inc.

Daniel Pierce*@+ (65)    Vice President   Managing Director of   Vice President,
                         and Trustee      Scudder Kemper         Director and
                                          Investments, Inc.      Assistant
                                                                 Treasurer

Dr. Kenneth Black, Jr.   Trustee          Regents' Professor     ____
(74)                                      Emeritus of
Educational                               Insurance, Georgia
Foundation, Inc.                          State University
35 Broad Street
11th Floor, Room 1144
Atlanta, GA  30303

Dr. Rosita P. Chang (44) Trustee          Professor of Finance   ____
PACAP Research Center                     University of Rhode
College of Business                       Island
  Administration
University of Rhode
Island                                  ,
7 Lippitt Road
Kingston, RI 02881-0802

Peter B. Freeman@ (66)   Trustee          Corporate Director     ____
100 Alumni Avenue                         and Trustee
Providence, RI  02906

Dr. J. D. Hammond (65)   Trustee          Dean, Smeal College    ____
801 Business                              of Business
  Administration Bldg.                    Administration,
Pennsylvania State                        Pennsylvania State
University                                University
University Park, PA
16802

Irene T. Cheng# (44)     Vice President   Senior Vice President  ____
                                          of Scudder Kemper
                                          Investments, Inc.

                                                                 Position with
                                                                 Underwriter,
                                                                 Scudder
                                                                 Investor
                         Position with                           Services,
Name, Age and Address    Fund             Principal Occupation** Inc.
---------------------    -------------    --------------------   -------------

William F. Gadsden*#     Vice President   Managing Director of   ____
(44)                                      Scudder Kemper
                                          Investments, Inc.

Jerard K. Hartman# (66)  Vice President   Managing Director of   ____
                                          Scudder Kemper
                                          Investments, Inc.

Robert T. Hoffman*#      Vice President   Managing Director of   ____
(40)                                      Scudder Kemper
                                          Investments, Inc.

Richard A. Holt*** (57)  Vice President   Managing Director of   ____
                                          Scudder Kemper
                                          Investments, Inc.

Thomas W. Joseph+ (60)   Vice President   Senior Vice President  Vice President,
                                          of Scudder Kemper      Director,
                                          Investments, Inc.      Treasurer and
                                                                 Assistant Clerk

Valerie F. Malter*#(40)  Vice President   Senior Vice President  ____
                                          of Scudder Kemper
                                          Investments, Inc.

Steven M. Meltzer+ (40)  Vice President   Managing Director of   ____
                                          Scudder Kemper
                                          Investments, Inc.

Gerald J. Moran*# (59)   Vice President   Senior Vice President  ____
                                          of Scudder Kemper
                                          Investments, Inc.

Stephen A. Wohler+ (50)  Vice President   Managing Director of   ____
                                          Scudder Kemper
                                          Investments, Inc.

Frank J. Rachwalski,     Vice President   Senior Vice President  ____
Jr.# (54)                                 of Scudder Kemper
                                          Investments, Inc.

Randall K. Zeller# (44)  Vice President   Managing Director of   ____
                                          Scudder Kemper
                                          Investments, Inc.

Thomas F. McDonough+     Vice President,  Senior Vice President  Clerk
(52)                     Treasurer and    of Scudder Kemper
                         Secretary        Investments, Inc.

Kathryn L. Quirk# (46)   Vice President   Managing Director of   Vice President
                         and Assistant    Scudder Kemper
                         Secretary        Investments, Inc.

John R. Hebble+ (40)     Assistant        Senior Vice President  ____
                         Treasurer        of Scudder Kemper
                                          Investments, Inc.

                                                                 Position with
                                                                 Underwriter,
                                                                 Scudder
                                                                 Investor
                         Position with                           Services,
Name, Age and Address    Fund             Principal Occupation** Inc.
---------------------    -------------    --------------------   -------------

Caroline Pearson+ (37)   Assistant        Vice President of
                         Secretary        Scudder Kemper
                                          Investments, Inc.;
                                          Associate, Dechert
                                          Price & Rhoads (law
                                          firm), 1989 - 1997

      *     Messrs. Thomas and Pierce are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser or of the
            Fund (within the meaning of the 1940 Act).
      **    Unless otherwise stated, all the officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
      @     Peter B. Freeman, Daniel Pierce and William Thomas are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
      +     Address: Two International Place, Boston, Massachusetts 02110-4103
      #     Address: 345 Park Avenue, New York, New York 10154
      ++    Address: 600 Vine Street - Suite 2000, Cincinnati, Ohio 45202
      ***   Address: 111 E. Wacker Drive - Suite 2200, Chicago, Illinois 60601


Certain of the Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Portfolio's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from Funds: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.


      One of the Independent Trustees also serves in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.

                             Scudder Variable Life
Name                            Investment Fund*           All Scudder Funds
----                            ----------------           -----------------

Dr.  Kenneth  Black, Jr.,             $                    $     (   funds)
Trustee
Dr. Rosita P. Chang,                  $                    $     (21 funds)
Trustee
Peter B. Freeman,                     $                    $     (42 funds)
Trustee
Dr. J.D. Hammond,                     $                    $     (21 funds)
Trustee

* Scudder Variable Life Investment Fund consists of nine portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Global Discovery Portfolio and International Portfolio.


      Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                                 NET ASSET VALUE

         (See "NET ASSET VALUE" and "VALUATION OF PORTFOLIO SECURITIES"
                            in the Fund's prospectus)

      The net asset value of shares of each Portfolio of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

      The valuation of the Money Market Portfolio securities is based upon their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Money Market Portfolio on that day, than would result/from investment in a fund utilizing solely market values, and existing investors in the Money Market Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

      An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at the most recent sale price. If there are no such sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with less than 60 days remaining to maturity are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

      If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                                   TAX STATUS

    (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's prospectus.)

      Each Portfolio of the Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision or management of investment practices or policy.

      Each Portfolio intends to comply with the provisions of Section 817(h) of the Code relating to diversification requirements for variable annuity, endowment and life insurance contracts. Specifically, each Portfolio intends to comply with either (i) the requirement of Section 817(h)(1) of the Code that its assets be adequately diversified, or (ii) the "Safe Harbor for Diversification" specified in Section 817(h)(2) of the Code, or (iii) the diversification requirement of Section 817(h)(1) of the Code by having all or part of its assets invested in U.S. Treasury securities which qualify for the "Special Rule for Investments in United States Obligations" specified in Section 817(h)(3) of the Code.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Investment company taxable income of a Portfolio generally is made up of dividends, interest, certain currency gains and losses and net-short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Portfolio for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, such Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on a Portfolio's holding period for the assets giving rise to the gain), will be able to claim its share of federal income taxes paid by the Portfolio on such gains as a credit against its own federal income tax liability, and will be entitled to increase the adjusted tax basis of its shares of the Portfolio by the difference between its pro rata share of such gains and its tax credit.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations constitute a portion of a Portfolio's gross income, a portion of the income distributions of the Portfolio may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the Portfolio shares with respect to which the dividends are received are treated as debt finance under federal income tax law, and is eliminated if either those shares or the shares of the Portfolio are held less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital losses are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on a Portfolio's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the relevant Portfolio have been held by such individual shareholders. Such distributions are not eligible for the dividends-received deduction discussed above. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether reinvested in additional shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether reinvested in additional shares or in cash, must be reported by each shareholder on its federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      Distributions by a Portfolio (except the Money Market Portfolio) result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If the Balanced, Growth and Income, Capital Growth, Global Discovery or International Portfolios invest in stock of certain foreign investment companies, the Portfolios may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of a Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to a Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Portfolio's investment company taxable income and, accordingly, would not be taxable to a Portfolio to the extent distributed by a Portfolio as a dividend to its shareholders.

      The Balanced, Growth and Income, Capital Growth and International Portfolios may make an election to mark to market their shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Balanced, Capital Growth, International and Growth and Income Portfolios would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Balanced, Capital Growth, International and Growth and Income Portfolios' adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Portfolios may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by a Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Portfolio's holding period for the option and in the case of an exercise of a put option on the Portfolio's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by a Portfolio is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by a Portfolio is not a taxable transaction for the Portfolio.

      Many futures contracts, certain foreign currency forward contracts entered into by a Portfolio and all listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the fiscal year, all outstanding
Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Portfolio will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by the Portfolio.

      Positions of a Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Portfolio.

      Positions of a Portfolio which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Portfolio will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Portfolio's taxable year, if certain conditions are met.

      Similarly, if a Portfolio enters into a short sale of property that becomes substantially worthless, the Portfolio will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

      If a Portfolio holds zero coupon securities or other securities which are issued at a discount, a portion of the difference between the issue price of zero coupon securities and the face value ("original issue discount") will be treated as income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the Portfolio level. In addition, if a Portfolio invests in certain high-yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Portfolio by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Portfolio in a written notice to shareholders. If a Portfolio acquires a debt instrument at a market discount, a portion of the gain recognized, if any, on disposition of such instrument may be treated as ordinary income.

      Dividend and interest income received by the Portfolios from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors. The Global Discovery Portfolio and the International Portfolio may qualify for and make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Portfolio to foreign countries (which taxes relate primarily to investment income). Each Portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Portfolio at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Portfolio are held by the Portfolio or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

      Each Portfolio will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. Participating Insurance Companies that are corporations should furnish their taxpayer identification numbers and certify their status as corporations in order to avoid possible erroneous application of backup withholding.

      Shareholders of the Portfolios may be subject to state and local taxes on distributions received from such Portfolios and on redemptions of their shares.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution.

      The Fund is organized as a Massachusetts business trust, and neither the Fund nor the Portfolios are liable for any income or franchise tax in the Commonwealth of Massachusetts providing each Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons. Each shareholder which is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by it, where such amounts are treated as income from U.S. sources under the Code.

      For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, shareholders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                           DIVIDENDS AND DISTRIBUTIONS

    (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's prospectus.)

Money Market Portfolio

      The net investment income of the Money Market Portfolio is determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on each day on which the Exchange is open for business. All of the net income so determined normally will be declared as a dividend to shareholders of record as of the close of regular trading on such Exchange after the purchase and redemption of shares. Unless the business day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Portfolio's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period. Dividends commence on the next business day after the date of purchase. Dividends will be invested in additional shares of the Portfolio at the net asset value per share, normally $1.00, determined as of the first business day of each month unless payment of the dividend in cash has been requested.

      Net investment income of the Money Market Portfolio consists of all interest income accrued on portfolio assets less all expenses of the Portfolio and amortized market premium. Accreted market discount is included in interest income. The Portfolio does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio.

      Normally the Money Market Portfolio will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Portfolio determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. The Fund may endeavor to restore the Portfolio's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

      Should the Money Market Portfolio incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid. Similarly, should the Money Market Portfolio incur or anticipate any unusual or unexpected significant income, appreciation or gain which would affect disproportionately the fund's income for a particular period, the Trustees or the Executive Committee of the Trustees may consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such income, appreciation or gain on the dividend received by existing shareholders. Such actions may reduce the amount of the daily dividend received by existing shareholders.

Global Discovery Portfolio and International Portfolio

      The Global Discovery Portfolio and International Portfolio will each follow the practice of distributing substantially all of its investment company taxable income. The Portfolios intend to distribute the excess of net realized long-term capital gains over net realized short-term capital losses.

      Distributions of investment company taxable income and any net capital gain will be made within three months of the end of the Fund's fiscal taxable year. Both distributions will be reinvested in additional shares of each Portfolio unless a shareholder has elected to receive cash.

Other Portfolios


      Each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth and Small Company Growth Portfolios has followed the practice of declaring and distributing a dividend of investment company taxable income, if any, quarterly, in January, April, July and October. Each Portfolio has distributed its net capital gain within three months of the end of each fiscal year. Both dividends and capital gain distributions will be reinvested in additional shares of such a Portfolio unless an election is made on behalf of a separate account to receive dividends and capital gain distributions in cash.


                             PERFORMANCE INFORMATION

            (See "Performance Information" in the Fund's prospectus)

      From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information for each Portfolio (other than Money Market Portfolio) is completed separately for each class of such Portfolio in accordance with formulae prescribed by the Securities and Exchange Commission. These performance figures may be calculated in the following manner:

Money Market Portfolio

      A. Yield is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Money Market Portfolio for the seven-day period ended December 31, 1997, was 5.31%.

      B. Effective yield is the net annualized yield for a specified seven calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)^365/7] - 1.

            The net annualized yield of the Portfolio for the seven-day period ended December 31, 1997, was 5.45%.

      As described above, yield and effective yield are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

      In connection with communicating its yield or effective yield to current or prospective shareholders, the Money Market Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      From time to time, in marketing pieces and other fund literature, a Portfolio's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indexes of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

Bond Portfolio

      Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]
      Where:

            a     =     dividends and interest earned during the period.
            b     =     expenses accrued for the period (net of
                        reimbursements).
            c     =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
            d     =     the maximum offering price per share on the last day
                        of the period.

               Yield for the 30-day period ended December 31, 1997

                              Bond Portfolio 6.28%

All Portfolios

      A. Average Annual Total Return is the average annual compound rate of return for the periods of one year and five years (or such shorter periods as may be applicable dating from the commencement of the Portfolio's operations) all ended on the date of a recent calendar quarter.

            Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

      Where:

            P     =     a hypothetical initial investment of $1,000
            T     =     Average Annual Total Return
            n     =     number of years
            ERV   =     ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1998


                              One Year   Five Years   Ten Years   Life of Fund

Money Market Portfolio         %          %            %               --
Bond Portfolio                                                         --
Balanced Portfolio*                                                    --
Growth and Income Portfolio                               --          %(1)
Capital Growth Portfolio                                               --
Global Discovery Portfolio                   --           --           (2)
International Portfolio                                                --


(1) For the period beginning May 2, 1994 (commencement of operations)
(2) For the period beginning May 1, 1996 (commencement of operations)

      B. Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
      Where:

            C     =     Cumulative Total Return
            P     =     a hypothetical initial investment of $1,000
            ERV   =     ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Cumulative Total Return for periods ended December 31, 1998


                              One Year   Five Years   Ten Years   Life of Fund

Money Market Portfolio         %          %            %               --
Bond Portfolio                                                         --
Balanced Portfolio*                                                    --
Growth and Income Portfolio                               --          %(1)
Capital Growth Portfolio                                               --
Global Discovery Portfolio                   --           --           (2)
International Portfolio                                                --


(1) For the period beginning May 2, 1994 (commencement of operations)

------------
* On May 1, 1993, the Portfolio adopted its present name and investment objective which is a balance of growth and income from a diversified portfolio of equity and fixed income securities. Prior to that date, the Portfolio was known as the Managed Diversified Portfolio and its investment objective was to realize a high level of long-term total rate of return consistent with prudent investment risk. Performance information for the five years and life of Fund periods should not be considered representative of the present Portfolio.

(2) For the period beginning May 1, 1996 (commencement of operations)

      As described above, average annual total return, cumulative total return and yield are based on historical earnings and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

      In connection with communicating its total return or yield to current or prospective shareholders, the Fund also may compare these figures for a Portfolio to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      Quoted yields on shares of the Fund's Portfolios will be of limited usefulness to policy and contract holders for comparable purposes because such quoted yields will be more than yields on participating contracts and policies due to charges imposed at the separate account level.

Comparison of Portfolio Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's Corporation 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Portfolios' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Portfolios. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Portfolios may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Portfolios. The description may include a "risk/return spectrum" which compares the Portfolios to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Portfolios to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

      Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

      The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

      Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

      Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.


      International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.


                           SHAREHOLDER COMMUNICATIONS

      Owners of policies and contracts issued by Participating Insurance Companies for which shares of one or more Portfolios are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Portfolios' independent public accountants. Each report will show the investments owned by a Portfolio and the market values thereof as determined by the Trustees and will provide other information about a Portfolio and its operations.

      Participating Insurance Companies with inquiries regarding the Fund or its Portfolios may call the Fund's underwriter, Scudder Investor Services, Inc., at 617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                         ORGANIZATION AND CAPITALIZATION

                   (See "ADDITIONAL INFORMATION - Shareholder
                  Indemnification" in the Fund's prospectus.)

General [TO BE UPDATED]


      The Fund is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Declaration of Trust dated March 15, 1985.


      As of December 31, 1998, American Maturity Life Insurance Co. (200 Hopmeadow Street, Simsbury, CT 06089) owned of record and beneficially 0.33% of the Money Market Portfolio, 0.69% of the Bond Portfolio, 0.08% of the Capital Growth Portfolio and 1.31% of the Growth and Income Portfolio; they owned of record and beneficially 0.31% of the Fund's outstanding shares. Banner Life Insurance Company of Rockville, MD (1701 Research Blvd., Rockville, MD 20850) owned of record and beneficially 0.84% of the Money Market Portfolio, 1.92% of the Bond Portfolio, 6.56% of the Balanced Portfolio, 1.33% of the International Portfolio, 4.88% of the Growth and Income Portfolio, 8.86% of the Global Discovery Portfolio and 2.02% of the Capital Growth Portfolio; they owned of record and beneficially 1.78% of the Fund's total outstanding shares; and Charter National Life Insurance Company (8301 Maryland Avenue, St. Louis, MO 63105, a Missouri corporation) and its subsidiary, Intramerica Life Insurance Company (1 Blue Hills Plaza, Pearl River, NY 10965), owned of record and beneficially 2.28% of the Money Market Portfolio, 3.58% of the Bond Portfolio, 8.16% of the Balanced Portfolio, 2.07% of the Capital Growth Portfolio, 0.00% of the Growth and Income Portfolio, 0.00% of the Global Discovery Portfolio and 1.03% of the International Portfolio; they owned of record and beneficially 2.20% of the Fund's total outstanding shares. In 1991, Charter National Life Insurance Company purchased the Colonial Penn Group, Inc., which indirectly owns Intramerica, a New York domestic life insurer. On November 1, 1992, First Charter Life Insurance Company ("First Charter"), a subsidiary of Charter National Life Insurance Company, was merged with and into Intramerica. As the company surviving the merger, Intramerica acquired legal ownership of all of First Charter's assets, including the Variable Account, and became responsible for all of First Charter's liabilities and obligations. As a result of the merger, all Contracts issued by First Charter before the merger became Contracts issued by Intramerica after the merger. Fortis Benefits Insurance Company (Bank, Sixth and Marquette-MS0063, Minneapolis, MN 55479) owned of record and beneficially 1.45% of the International Portfolio; they owned of record and beneficially 0.22% of the Fund's total outstanding shares; and Lincoln Benefit Life Insurance Company (206 South 13th Street, Ste. 300, Lincoln, NE 68508) owned of record and beneficially 5.67% of the Bond Portfolio and 8.46% of the Balanced Portfolio; they owned of record and beneficially 0.70% of the Fund's total outstanding shares; and Mutual of America Life Insurance Company of New York (320 Park Ave., 6th Fl., New York, NY 10022, a New York corporation) and its subsidiary, American Life Insurance Company (666 5th Avenue, New York, NY 10103), owned of record and beneficially 38.57% of the Bond Portfolio, 58.33% of the Capital Growth Portfolio and 40.30% of the International Portfolio; they owned of record and beneficially 17.63% of the Fund's total outstanding shares; and Paragon Life Insurance Company (100 South Brentwood, St. Louis, MO 63105) owned of record and beneficially 0.15% of the Money Market Portfolio, 0.16% of the Bond Portfolio, 0.18% of the Capital Growth Portfolio, 0.45% of the Balanced Portfolio, 0.14% of the Growth and Income Portfolio, and 0.30% of the International Portfolio; they owned of record and beneficially 0.19% of the Fund's total outstanding shares; and Providentmutual Life and Annuity Company of America, (1050 Westlakes Dr., Berwyn, PA 19312) owned of record and beneficially 10.59% of the Bond Portfolio, 11.35% of the Growth and Income Portfolio, and 2.69% of the International Portfolio; they owned of record and beneficially 1.78% of the Fund's total outstanding shares; and Safeco Life Insurance Companies (15411 N.E. 51st Street, Redmond, WA 98052), owned of record and beneficially 27.48% of the Balanced Portfolio and 7.28% of the International Portfolio; they owned of record and beneficially 2.28% of the Fund's total outstanding shares; and Security First Life Insurance Company (11365 West Olympic Blvd., Los Angeles, CA 90064) owned of record and beneficially 1.49% of the International Portfolio; and Southwestern Life Insurance Company (500 North Akard, Dallas, TX 75201) owned of record and beneficially 1.18% of the Capital Growth Portfolio; and The Union Central Life Insurance Company (1876 Waycross Road, Cincinnati, OH 45240) owned of record and beneficially 40.24% of the Money Market Portfolio, 6.49% of the Capital Growth Portfolio and 16.16% of the International Portfolio; they owned of record and beneficially 23.73% of the Fund's total outstanding shares; and United Companies Life Insurance Company (8545 United Plaza Blvd., Baton Rouge, LA 70809) owned of record and beneficially 4.83% of the Money Market Portfolio and 0.82% of the International Portfolio; and United of Omaha Life Insurance Company (Mutual of Omaha Plaza, Law Division, 3301 Dodge Street, Omaha, NE 68131) owned of record and beneficially 0.15% of the

Money Market Portfolio, 0.59% of the Bond Portfolio, and 7.35% of the International Portfolio; they owned of record and beneficially 1.65% of the Fund's total outstanding shares and USAA Life Insurance Company (R.A.F.A., F-2-E, 9800 Fredericksburg Rd., San Antonio, TX 78288) owned of record and beneficially 3.32% of the Capital Growth Portfolio; and Washington National Life Insurance Company (c/o United Presidential Life Insurance Co., One Presidential Pkwy., Kokomo, IN 46904) owned of record and beneficially 0.42% of the Money Market Portfolio, 6.72% of the Bond Portfolio, 1.30% of the Growth and Income Portfolio and 4.86% of the Capital Growth Portfolio; they owned of record and beneficially 1.30% of the Fund's outstanding shares; WM Life Insurance Company (15411 North East 51st Street, Redmond, WA 98052) owned of record and beneficially 0.15% of the Money Market Portfolio; they owned of record and beneficially 0.10% of the Fund's outstanding shares.


      Shares entitle their holders to one vote per share; however, separate votes will be taken by each Portfolio on matters affecting an individual Portfolio. For example, a change in investment policy for the Money Market Portfolio would be voted upon only by shareholders of the Money Market Portfolio. Additionally, approval of the investment advisory agreement covering a Portfolio is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

      Shareholders have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of beneficial interest of the Fund.

Shareholder and Trustee Liability

      The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will normally be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote. It is possible that a Portfolio might become liable for a misstatement regarding another Portfolio. The Trustees of the Fund have considered this and approved the use of a combined Statement of Additional Information for the Portfolios.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        ALLOCATION OF PORTFOLIO BROKERAGE

      To the maximum extent feasible, the Adviser places orders for portfolio transactions through its affiliate, the Distributor, which in turn places orders on behalf of a Portfolio with the issuer, underwriters or other brokers and dealers. The Distributor will receive no commissions, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

      The Fund's purchases and sales of portfolio securities of the Money Market Portfolio and the Bond Portfolio and of debt securities acquired for the other Portfolios, are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Transactions in equity securities generally involve the payment of a brokerage commission.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for any Portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. stock exchange transactions but which is generally fixed in the case of foreign exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option as a factor in the selection of firms to execute portfolio transactions. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Portfolios are an investment option, as a factor in the selection of firms to execute portfolio transactions. Except for implementing the policy stated above, there is no intention to place portfolio transactions with any particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the securities being traded unless, in the opinion of the Adviser, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers is useful to the Fund and the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

      In the years ended December 31, 1995, 1996 and 1997, the Fund paid brokerage commissions of $2,669,610, $2,106,414 and $2,708,797, respectively. In the years ended December 31, 1995, 1996, and 1997, the International Portfolio paid brokerage commissions of $1,813,248, $1,403,778 and $2,018,972, respectively, the Capital Growth Portfolio paid brokerage commissions of $788,596, $505,817 and $474,905, respectively, and the Balanced Portfolio paid brokerage commissions of $67,758, $67,828 and $64,496, respectively. The Growth and Income Portfolio paid brokerage commissions of $54,235, $78,517 and $100,066, respectively. In the year ended December 31, 1997, Global Discovery Portfolio paid brokerage commissions of $50,358. In the year ended December 31, 1997, $2,008,842 of the total brokerage commissions paid by the International Portfolio, $458,559 of the total brokerage commissions paid by the Capital Growth Portfolio, $82,092 of the total brokerage commissions paid by the Growth and Income Portfolio, $57,105 of the total brokerage commissions paid by the Balanced Portfolio, and $49,361 of the total brokerage commissions paid by the Global Discovery Portfolio resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Portfolios or the Adviser. The amount of such transactions aggregated $766,810,156 for the International Portfolio (97% of all brokerage transactions), $490,539,121 for the Capital Growth Portfolio (94% of all brokerage transactions), $91,559,039 for the Growth and Income Portfolio (83% of all brokerage transactions), $62,141,402 (74% of all brokerage transactions) for the Balanced Portfolio and $24,566,333 (87% of all brokerage transactions) for the Global Discovery Portfolio. The balance of such brokerage was not allocated to any particular broker or dealer with regard to the above-mentioned or other special factors.

      The Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. No recapture arrangements are currently in effect.

                               PORTFOLIO TURNOVER


      The average annual portfolio turnover rate for each Portfolio, i.e. the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the years ended December 31, 1997 and 1998, respectively, was:

                                                   December 31,
                                                 1997       1998

             Bond Portfolio                     56.07%          %
             Balanced Portfolio                 43.10
             Growth and Income Portfolio        28.41
             Capital Growth Portfolio           41.77
             Global Discovery Portfolio         83.16
             International Portfolio            61.35


      Under the above definition, the Money Market Portfolio will have no portfolio turnover. Purchases and sales, for these Portfolios, are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective.

                                     EXPERTS


      The Financial Highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.


                                     COUNSEL

      The firm of Dechert Price & Rhoads, Ten Post Office Square, Suite 1230, Boston, Massachusetts 02109, is counsel for the Fund.

                             ADDITIONAL INFORMATION

      The activities of the Fund are supervised by its Trustees, who are elected by shareholders. Shareholders have one vote for each share held. Fractional shares have fractional votes.


      Portfolio securities of the Money Market, Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth and Small Company Growth Portfolios are held separately, pursuant to a custodian agreement, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. Portfolio securities of Global Discovery and International Portfolios are held separately, pursuant to a custodian agreement, by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, as custodian.

      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolios. Money Market Portfolio pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth, Large Company Growth and Small Company Growth Portfolio each pay SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Global Discovery and International Portfolios pay SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. SFAC computes net asset value for the Fund. The Fund pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

      Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts, 02107-2291, is the transfer and dividend paying agent for the Fund.

      Certain record-keeping and administrative services that would otherwise be performed by the transfer agent may be performed by the Participating Insurance Company that purchases a Portfolio's shares, and the Fund or the Adviser (including any affiliate of the Adviser), or both, may pay the Participating Insurance Company for such services.

      Each Portfolio has a December 31 fiscal year end.

      The name "Scudder Variable Life Investment Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated March 15, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement, and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

      The financial statements of Scudder Variable Life Investment Fund are comprised of the following:


                  Money Market Portfolio
                  Balanced Portfolio
                  Bond Portfolio
                  Growth and Income Portfolio
                  Capital Growth Portfolio
                  Large Company Growth
                  Small Company Growth
                  Global Discovery Portfolio
                  International Portfolio

      The financial statements, including the investment portfolios of Scudder Variable Life Investment Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto, in the Annual Report to the Shareholders of the Fund dated December 31, 1998, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

Description of Bond Ratings

Moody's Investors Service, Inc.

      Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation

      AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

      AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Bonds rated BB and B are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

      B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Description of Commercial Paper Ratings

Moody's Investors Service, Inc.

      P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

Standard & Poor's Corporation

      A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                             Two International Place

                        Boston, Massachusetts 02110-4103


           An open-end management investment company which currently
           offers shares of beneficial interest of seven diversified
             Portfolios which seek, respectively, (i) stability and
          current income from a portfolio of money market instruments,
            (ii) high income from a high quality portfolio of bonds,
           (iii) a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of
          equity and fixed income securities, (iv) long-term growth of capital, current income and growth of income from a
              portfolio consisting primarily of common stocks and
            securities convertible into common stocks, (v) long-term
           capital growth from a a portfolio consisting primarily of
          equity securities, (vi) long-term growth of capital through investment primarily in equity securities of seasoned,
           financially strong U.S. growth companies, (vii) long-term
              capital appreciation through investment primarily in
          securities of emerging growth companies poised to be leaders in the 21st century, (viii) above-average capital
           appreciation over the long term by investing primarily in
          the equity securities of small companies located throughout the world, and (ix) long-term growth of capital principally from a diversified portfolio of foreign equity securities


                                 (A Mutual Fund)

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998

                      CLASS B SHARES OF BENEFICIAL INTEREST

--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Variable Life Investment Fund dated May 1, 1998, as may be amended from time to time, a copy of which may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering certain variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                            Page

INVESTMENT OBJECTIVES AND POLICIES.............................................1
      Money Market Portfolio...................................................1
      Bond Portfolio...........................................................2
      Balanced Portfolio.......................................................3
      Growth and Income Portfolio..............................................5
      Capital Growth Portfolio.................................................5
      Large Company Growth Portfolio...........................................6
      Small Company Growth Portfolio...........................................7
      Global Discovery Portfolio...............................................9
      Risk Factors Regarding Global Discovery Portfolio.......................10
      International Portfolio.................................................15

POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS..........................17
      Repurchase Agreements...................................................17
      Debt Securities.........................................................18
      Illiquid Securities.....................................................18
      Trust Preferred Securities..............................................18
      Zero Coupon Securities..................................................19
      Real Estate Investment Trusts...........................................19
      Mortgage-Backed Securities and Mortgage Pass-Through Securities.........20
      Collateralized Mortgage Obligations ("CMOs")............................21
      FHLMC Collateralized Mortgage Obligations...............................21
      Other Mortgage-Backed Securities........................................22
      Other Asset-Backed Securities...........................................22
      Municipal Obligations...................................................23
      Convertible Securities..................................................23
      Depositary Receipts.....................................................24
      Foreign Securities......................................................24
      Limitations on Holdings of Foreign Securities for the Bond, Balanced, Growth and Income, Large Company Growth, Small Company Growth and
      International Portfolios................................................25
      Indexed Securities......................................................26
      When-Issued Securities..................................................26
      Loans of Portfolio Securities...........................................26
      Borrowing...............................................................27
      Options for the Bond, Balanced, Growth and Income, Capital Growth and
      International Portfolios................................................27
      Securities Index Options................................................29
      Futures Contracts.......................................................29
      Futures on Debt Securities..............................................29
      Limitations on the Use of Futures Contracts and Options on Futures......31
      Foreign Currency Transactions...........................................32
      Strategic Transactions and Derivatives Applicable to the Large Company
      Growth, Small Company Growth and Global Discovery Portfolios............34
      Debt Securities.........................................................41
      High Yield, High Risk Securities........................................41
      Combined Transactions...................................................42
      Risks of Specialized Investment Techniques Abroad.......................42


INVESTMENT RESTRICTIONS.......................................................42

PURCHASES AND REDEMPTIONS.....................................................43

INVESTMENT ADVISER AND DISTRIBUTOR............................................44
      Investment Adviser......................................................44
      Personal Investments by Employees of the Adviser........................48
      Distributor.............................................................48

TRUSTEES AND OFFICERS.........................................................50

REMUNERATION..................................................................52

                                                                            Page

      Responsibilities of the Board--Board and Committee Meetings.............52
      Compensation of Officers and Trustees...................................52

NET ASSET VALUE...............................................................53

TAX STATUS....................................................................54

DIVIDENDS AND DISTRIBUTIONS...................................................58
      Money Market Portfolio..................................................58
      Global Discovery Portfolio and International Portfolio..................59
      Other Portfolios........................................................59

PERFORMANCE INFORMATION.......................................................59
      Money Market Portfolio..................................................59
      Bond Portfolio..........................................................60
      All Portfolios..........................................................60
      Comparison of Portfolio Performance.....................................62

SHAREHOLDER COMMUNICATIONS....................................................66


ORGANIZATION AND CAPITALIZATION...............................................66
      General [TO BE UPDATED].................................................66
      Shareholder and Trustee Liability.......................................67


ALLOCATION OF PORTFOLIO BROKERAGE.............................................67

PORTFOLIO TURNOVER............................................................69

EXPERTS.......................................................................69

COUNSEL.......................................................................69

ADDITIONAL INFORMATION........................................................69

FINANCIAL STATEMENTS..........................................................70

APPENDIX......................................................................72
      Description of Bond Ratings.............................................72
      Description of Commercial Paper Ratings.................................73

                       INVESTMENT OBJECTIVES AND POLICIES

                    (See "INVESTMENT CONCEPT OF THE FUND" and
             "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS"
                           in the Fund's prospectus.)


      Scudder Variable Life Investment Fund (the "Fund") is an open-end, diversified registered management investment company established as a Massachusetts business trust. The Fund is a series fund consisting of the Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio, and International Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). Additional portfolios may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered to the separate accounts of certain life insurance companies ("Participating Insurance Companies").




      Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the shareholders. There is no assurance that the objectives of any Portfolio will be achieved.

Money Market Portfolio

      The Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Portfolio will use the amortized cost method of securities valuation.

      The Money Market Portfolio purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), subject to the supervision of the Trustees, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by the Money Market Portfolio which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities eligible for investment by the Money Market Portfolio rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Portfolio may also hold cash. Shares of the Portfolio are not insured by an agency of the U.S. Government. Securities and instruments in which the Portfolio may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

      The Money Market Portfolio may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Portfolio will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks. (See "Foreign Securities" in this Statement of Additional Information for further risks of foreign investment.)

      The Money Market Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

      The assets of the Money Market Portfolio consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Portfolio will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio's investments varies according to the Adviser's appraisal of money market conditions.

      The Portfolio may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

      The net investment income of the Portfolio is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

Bond Portfolio

      The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances the Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The Portfolio may also invest in preferred stocks consistent with the Portfolio's objectives. It will attempt to moderate the effect of market price fluctuation relative to that of a long-term bond by investing in securities with varying maturities and making use of futures contracts on debt securities and related options for hedging purposes.

      The Bond Portfolio may purchase corporate notes and bonds including issues convertible into common stock and obligations of municipalities. The Portfolio may purchase securities of real estate investment trusts ("REITs") and certain mortgage-backed securities. It may purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of Federal Home Loan Banks, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. The Portfolio may also purchase obligations of international agencies such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. Other eligible investments include foreign debt securities, including non-U.S. dollar-denominated foreign debt securities and U.S. dollar-denominated foreign debt securities (such as those issued by the Dominion of Canada and its provinces), including without limitation, Eurodollar Bonds and Yankee Bonds, mortgage and other asset-backed securities and money market instruments such as commercial paper and bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements and may invest in zero coupon securities. The Portfolio invests in a broad range of short-, intermediate-, and long-term securities. Proportions among maturities and types of securities may vary depending upon the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, and other factors.

      The Bond Portfolio invests primarily in high quality securities. Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser, to be of comparable quality at the time of purchase. The Portfolio may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent. During the fiscal year ended December 31, 1997, the average monthly dollar-weighted market value of the bonds in the Portfolio's portfolio was rated as follows: 53% Aaa, 4% Aa, 15% A, 18% Baa, 6% Ba and 4% B.

      See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Except for limitations imposed by the Bond Portfolio's investment restrictions, there is no limit as to the proportions of the Portfolio which may be invested in any of the eligible investments; however, it is a policy of the Portfolio that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry.

      The Bond Portfolio may invest in securities of the Government National Mortgage Agency, a Government corporation within the U.S. Department of Housing and Urban Development ("GNMAs"). GNMAs are mortgaged-backed securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). Once approved by GNMA, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

      The Bond Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will fluctuate with changes in the market prices of the Portfolio's investments, which tend to vary inversely with changes in prevailing interest rates and, to a lesser extent, changes in foreign currency exchange rates.

Balanced Portfolio

      The Balanced Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

      In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Portfolio invests in a diversified portfolio of equity and fixed income securities. The Portfolio invests, under normal circumstances, at least 50%, but no more than 75%, of its net assets in common stocks and other equity investments. The Portfolio's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's Corporation 500 Composite Stock Price Index ("S&P 500"). The Portfolio will invest primarily in securities issued by medium-to-large sized domestic companies with annual revenues or market capitalization of at least $600 million, and which, in the opinion of the Adviser, offer above-average potential for price appreciation. The Portfolio seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and companies selling at attractive market valuations. The Adviser believes that companies with these characteristics will be rewarded by the market with higher stock prices over time and provide investment returns, on average, in excess of the S&P 500.

      At least 65% of the value of the Portfolio's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A, or A-) of S&P, or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

      To enhance income and stability, the Portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The Portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the Portfolio's net assets will always be invested in fixed income securities. The Portfolio can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Portfolio may also invest in obligations of international agencies, foreign debt securities (both U.S. and non-U.S. dollar-denominated), mortgage-backed and other asset-backed securities, municipal obligations, restricted securities issued in private placements and zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest. The Portfolio may invest in special purpose trust securities ("Trust Preferred Securities").

      For liquidity and defensive purposes, the Portfolio may invest without limit in cash and in money market securities such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements with respect to U.S. Government securities.

      Not less than 50% of the Portfolio's debt securities will be invested in debt obligations, including money market instruments, that (a) are issued or guaranteed by the U.S. Government, (b) are rated at the time of purchase within the two highest ratings categories by any nationally-recognized rating service or (c) if not rated, are judged at the time of purchase, by the Adviser to be of a quality comparable to obligations rated as described in (b) above. Not less than 80% of the debt obligations in which the Portfolio invests will, at the time of purchase, be rated within the three highest ratings categories of any such service or, if not rated, will be judged to be of comparable quality by the Adviser. Up to 20% of the Portfolio's debt securities may be invested in bonds rated below A but no lower than B by Moody's or S&P, or unrated securities judged by the Adviser to be of comparable quality. Debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P and commonly referred to as "junk bonds") and unrated securities of comparable quality, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher rating categories. Securities rated B involve a high degree of speculation with respect to the payment of principal and interest. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.

      See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      The Portfolio will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Adviser weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors. The Portfolio does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed income investments are expected to occur in generally small increments within the guidelines adopted in this Statement of Additional Information. The Portfolio is designed as a conservative, long-term investment program.

      While the Portfolio emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Portfolio's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Portfolio's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

      In addition, the Portfolio may invest in securities on a when-issued or forward delivery basis. The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

      The Balanced Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Growth and Income Portfolio

      The Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. In pursuing these three objectives, the Portfolio invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes. The Adviser believes that a portfolio investing in these kinds of securities can perform well whether a growth or value investment style is in favor and that the Portfolio's dividend strategy can improve its performance in down markets. The Adviser believes these characteristics can help a shareholder feel comfortable holding onto the Portfolio for the long run, despite short-term changes in the investment climate.

      The Portfolio attempts to achieve its investment objectives by investing primarily in dividend paying common stocks, preferred stocks and securities convertible into common stocks. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Portfolio may also invest in nonconvertible preferred stocks consistent with the Portfolio's objectives. From time to time, for temporary defensive purposes, when the Adviser feels such a position is advisable in light of economic or market conditions, the Portfolio may invest a portion of its assets in cash and cash equivalents. The Portfolio may invest in foreign securities and in repurchase agreements. The Portfolio may purchase securities of REITs and certain mortgage-backed securities.

      When evaluating a security for purchase or sale, the Adviser may consider a security's dividend yield relative to the average dividend yield of the S&P 500.

      The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

      The Growth and Income Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will increase or decrease with changes in the market prices of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Capital Growth Portfolio

      The Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments.

      Important considerations to the Adviser in its examination of potential investments include certain qualitative considerations such as a company's financial strength, management reputation, absolute size and overall industry position.

      Equity investments can have diverse financial characteristics, and the Trustees believe that the opportunity for capital growth may be found in many different sectors of the market at any particular time. Therefore, in contrast to the specialized investment policies of some capital appreciation funds, the Portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables the Portfolio to pursue investment values in various sectors of the stock market, including:

      1. Companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising, and health service industries.

      2. Companies that own or develop natural resources, such as energy exploration or precious metals companies.

      3. Companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunications companies.

      4.    Foreign companies.

      While emphasizing investments in companies with above-average growth prospects, the Portfolio may also purchase and hold equity securities of companies that may have only average growth prospects, but seem undervalued due to factors thought to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value.

      The Portfolio, as a matter of nonfundamental policy, may invest up to 20% of its net assets in intermediate to longer term debt securities when management anticipates that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. The Portfolio may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P, or, if unrated, of equivalent quality as determined by the Adviser. Bonds that are rated Baa by Moody's or BBB by S&P have some speculative characteristics. The Portfolio's intermediate to longer-term debt securities may also include those which are rated below investment grade as long as no more than 5% of its net assets are invested in such securities. As interest rates fall the prices of debt securities tend to rise and vice versa. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security. (See "High Yield, High Risk Securities.")

      The Capital Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.


Large Company Growth Portfolio

      Large Company Growth Portfolio seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Portfolio's securities should provide regular dividends which are expected to grow over time.

      The Portfolio's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the S&P 500. The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.

      The Portfolio allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Portfolio emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

      Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. The net asset value of the Portfolio's shares will increase or decrease with changes in the market price of the Portfolio's investments, and there can be no assurance that the Portfolio's objective will be met.

      The Portfolio invests primarily in the equity securities issued by large-sized domestic companies that offer above-average appreciation potential. In seeking such investments, the Portfolio invests in companies with the following characteristics:

      o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

      o companies that are in a strong financial position with high credit standings and profitability;

      o companies with important business franchises, leading products or dominant marketing and distribution systems;

      o     companies guided by experienced, motivated management;

      o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

      The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Portfolio may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict for how long such alternate strategies may be utilized. The Portfolio also may invest in foreign securities, repurchase agreements, and may engage in strategic transactions.

      The Portfolio invests at least 65% of its total assets in the equity securities of large U.S. growth companies, i.e., those with total market capitalization of $1 billion or more. The Portfolio looks for companies with above-average financial quality. When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

      The Large Company Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

Small Company Growth Portfolio

      The Small Company Growth Portfolio pursues long-term growth of capital by investing in emerging growth companies that are poised to be leaders in the next century. The Portfolio is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

      Due to the business characteristics and risks of emerging growth companies, the Portfolio's share price can experience periods of volatility. As a result, the Portfolio should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

      The Portfolio normally invests at least 80% of its assets in common stocks. Companies in which the Portfolio invests generally are similar in size to those included in the Russell 2000(R) Index --a widely used benchmark of small stock performance. The Portfolio's Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century. The above-average earnings growth potential and/or greater market recognition expected are factors believed to offer significant opportunity for capital appreciation, and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

      To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Portfolio's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. The Adviser seeks companies that, in the Adviser's opinion, have excellent management which own a significant stake in the company, clean balance sheets, conservative accounting, and either a commanding position in a growing market or the real possibility of building a commanding position as the 21st century approaches. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum. In selecting specific industries and companies for investment, the Adviser will make full use of its extensive fundamental and field research capabilities in taking into account such other factors as overall growth prospects and financial condition, competitive situation, technology, research and development activities, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation facing a company, and quality and experience of management.

      For temporary defensive purposes the Portfolio may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. It is impossible to accurately predict how long such alternate strategies may be utilized. In such cases, the Portfolio may hold without limit, cash, high grade debt securities, without equity features, which are rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P, or, if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P, or, if unrated, are deemed by the Adviser to be of equivalent quality. The Portfolio may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Portfolio may also borrow under reverse repurchase agreements. The 1940 Act requires borrowings to have 300% asset coverage.

      In addition, the Portfolio may invest in preferred stocks when management anticipates that the capital appreciation on such stocks is likely to equal or exceed that of common stocks over a selected time. The Portfolio may enter into repurchase agreements and may engage in strategic transactions.

      The Portfolio offers participation in the potential growth of emerging growth companies that may be destined to become leading companies in the 21st century. The Portfolio offers the benefit of professional management to identify investments in emerging growth companies with the greatest potential, in the Adviser's opinion, to have a profound and positive impact on the lives of consumers and businesses as we enter the 21st century. The Adviser anticipates finding these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the on-going U.S. transition to an increasingly service-based economy, advances in health care in areas such as biotechnology, and the tremendous, rapid advances occurring in communications, computing, software and technology generally. In return for accepting above-average market risk, investors gain access to a broadly diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the S&P 500 Stock Index.

      Foreign securities such as those which may be purchased by the Portfolio may be subject to foreign government taxes which could reduce the return on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio. (See "TAXES.")

Historical small stock performance. The Ibbotson US Small Stock Index is commonly used to show historical performance of smaller stocks due to the extensive range of data points offered (1926 to the present). According to Ibbotson, smaller stocks outperform larger stocks over time. For the years 1973 to 1997 (25 years), the average annual return for the Ibbotson Index was 16.30% compared with 13.10% for larger stocks -- a difference of over 3%.

      While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

      Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Portfolio to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Portfolio may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Portfolio may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Defining "emerging growth" companies. The Adviser's model of the corporate life cycle begins with investment of venture capital, and proceeds to an 'emerging growth' stage. An 'emerging growth' company is publicly traded, with a market value of at least $50 million. Emerging growth companies are part of the `small stock universe' as described above.

      Emerging growth companies grow into 'established growth' companies with market values exceeding $500 million. Companies become mature over time as growth slows and market capitalizations grow beyond $1 billion.

      The Small Company Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.


Global Discovery Portfolio

      The Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Portfolio is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's Corporation 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

      In pursuit of its objective, the Portfolio generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Portfolio has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

      The Adviser invests the Portfolio's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies that may receive greater market recognition over time. The Adviser believes these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Portfolio from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

      Under normal circumstances the Portfolio invests at least 65% of its total assets in the equity securities of small issuers. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Portfolio expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. The Portfolio intends to allocate investments among at least three countries at all times, including the United States.

      The Portfolio may invest up to 35% of its total assets in equity securities of larger companies throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Portfolio may also invest up to 5% of its net assets in debt securities rated below investment-grade. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest.

      The Portfolio selects its portfolio investments primarily from companies whose individual equity market capitalizations would place them in the same size range as companies in approximately the lowest 20% of market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of global equity securities of companies with total available market capitalization greater than $100 million. Based on this policy, the companies held by the Portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Portfolio will be free to invest in smaller capitalization issues that satisfy the Portfolio's size standard). Furthermore, the median market capitalization of the Portfolio will not exceed $750 million.

      Because the Portfolio applies a U.S. size standard on a global basis, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.

      The equity securities in which the Portfolio may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Portfolio may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Portfolio may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Portfolio may also invest in closed-end investment companies holding foreign securities, and engage in strategic transactions. In addition, the Portfolio may invest in illiquid securities. For temporary defensive purposes, the Portfolio may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents.


      The Global Discovery Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and changes in foreign currency exchange rates. The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Portfolio without a vote of the Shareholders. There is no assurance that the objective of the Portfolio will be achieved.


Risk Factors Regarding Global Discovery Portfolio

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Foreign Securities. The Portfolio is intended to provide investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Portfolio's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and, from time to time, have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have, from time to time, provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Portfolio's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Portfolio's portfolio transactions. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolio's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Portfolio associated with the foregoing considerations through investment variation and continuous professional management.

Limitations on Holdings of Foreign Securities. The Portfolio shall invest in no less than five foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and (iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

      The Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of the Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of the Portfolio's assets may be invested in securities of issuers located in the United States.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.


      Investments in such countries involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Portfolio temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio's custodian values the Portfolio's assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

      Because the Portfolio normally will be invested in both U.S. and foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Portfolio invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

      Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no cash is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

      Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Portfolio. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

      Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

      Many emerging markets have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Portfolio could lose its entire investment in any such country.

      The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

      The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

      The Portfolio may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies.

      Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

      The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Portfolio's investment income available for distribution to shareholders.

      Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

      Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

      Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

      Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

      With respect to the Peoples Republic of China and other markets in which the Portfolio may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Portfolio's investment in the debt of that country.

      Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

      Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

      The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

      Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

      Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

      Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

      Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

      Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

      Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

      On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

      Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.
(See "TAX STATUS.")

International Portfolio

      The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Fund, on behalf of the Portfolio, intends to diversify investments among several countries and to have represented in the program business activities in not less than three different countries. The management considers it consistent with this policy for the Portfolio to acquire securities of companies incorporated in the United States and having their principal activities and interests outside of the United States, and such investments may be included in the program.

      It is not the policy of the Portfolio to concentrate its investments in any particular industry, and the Portfolio's management does not intend to make acquisitions in particular industries which would increase the percentage of the market value of the Portfolio's assets above 25% for any one industry. The Portfolio does not invest for the purpose of controlling or managing other companies.

      The major portion of the Portfolio's assets consists of equity securities of established companies listed on recognized foreign exchanges; the Adviser expects this condition to continue, although the Portfolio may invest in other securities. Investments may also be made in fixed income securities of foreign governments and companies with a view toward total investment return. In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in their marketplace. Investment decisions are made without regard to arbitrary criteria such as minimum asset size, debt-equity ratios or dividend history of Portfolio companies.

      The Portfolio may invest in any type of security including, but not limited to shares, preferred or common, bonds and other evidences of indebtedness, and other securities of issuers wherever organized, and not excluding evidences of indebtedness of governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Fund, on behalf of the Portfolio, in view of the Portfolio's investment objective, intends under normal conditions to maintain holdings consisting primarily of a diversified list of equity securities.

      Under exceptional economic or market conditions abroad, the Portfolio may temporarily, until normal conditions return, invest all or a major portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

      Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.
(See "TAX STATUS.")

      The Portfolio is intended to provide investors with an opportunity to invest a portion of their assets in a diversified group of securities of foreign companies and governments. Management of the Portfolio believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the United States, will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies and foreign stock market indexes have grown more rapidly than the United States economy and leading U.S. stock market indexes, although there can be no assurance that this will be true in the future. Because of the Portfolio's investment policy, the Portfolio is not intended to provide a complete investment program for an investor.

      Because the Portfolio normally will be invested in foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Portfolio invests in many foreign securities markets in an attempt to take advantage of opportunities wherever they may arise.

Master-feeder fund structure

      At the special meeting of shareholders, a majority of the stockholders of each Portfolio of Scudder Variable Life Investment Fund (the "Fund") approved a proposal which gives the Fund's Board of Trustees the discretion with respect to each Portfolio to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

              POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS

          (See "POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS"
                           in the Fund's prospectus.)

      Except as otherwise noted below, the following description of additional investment policies and techniques is applicable to all of the Portfolios.

Repurchase Agreements

      On behalf of a Portfolio, the Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest categories assigned by Moody's or S&P. A repurchase agreement with a member bank of the Federal Reserve System, which provides a means for the Portfolio to earn income on funds for periods as short as overnight, is an arrangement through which the Portfolio acquires a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Debt Securities


      The Bond, Balanced, Capital Growth, Small Company Growth and Global Discovery Portfolios may each invest in debt securities rated below investment-grade (those rated below Baa or BBB). These securities are commonly referred to as "junk bonds" and can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. The trading market for these securities is generally less liquid than for higher rated securities, and a Portfolio may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. The lower the ratings of such debt securities, the greater their risks render them like equity securities. In addition, as interest rates fall, the prices of debt securities tend to rise and vice versa. Should the rating of any security held by a Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.


Illiquid Securities

      The Portfolios may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable," or "illiquid" securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Portfolios may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

      Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Trust Preferred Securities

      The Bond Portfolio and Balanced Portfolio may each invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Portfolios of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

      If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Portfolios, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether a Portfolio receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule

144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Portfolios, to sell their holdings.

Zero Coupon Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Small Company Growth, Large Company Growth, Global Discovery and International Portfolios may each invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


      Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. government securities.

      The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Real Estate Investment Trusts

      The Bond Portfolio, Growth and Income, and Global Discovery Portfolios may each invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Portfolio's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

      Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

      The Bond, Balanced, and Growth and Income Portfolios may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Portfolios to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Portfolios, the prepayment right will tend to limit to some degree the increase in net asset value of the Portfolios because the value of the mortgage-backed securities held by the Portfolios may not appreciate as rapidly as the price of non-callable debt securities.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Portfolio shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolios may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Portfolios' quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

      A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

      FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities

      The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Bond Portfolio and the Balanced Portfolio will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

      The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Bond Portfolio's and the Balanced Portfolio's investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Bond Portfolio and the Balanced Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

      The Bond Portfolio and the Balanced Portfolio may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

      The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Bond Portfolio and the Balanced Portfolio to dispose of any then existing holdings of such securities.

Municipal Obligations

      The Bond Portfolio and the Balanced Portfolio may each invest in municipal obligations, which are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Bond Portfolio and the Balanced Portfolio may each acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Bond Portfolio and the Balanced Portfolio have no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Portfolio's total assets.

Convertible Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


      The convertible securities in which the Portfolios may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Balanced, Growth and Income, Capital Growth and International Portfolios' investment policies, the Portfolios' investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Foreign Securities


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios (collectively, the "Non-Money Market Portfolios") may each invest, without limit, except as applicable to debt securities generally, in U.S. dollar-denominated foreign debt securities (including those issued by the Dominion of Canada and its provinces and other debt securities which meet the criteria applicable to the Portfolio's domestic investments), and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by the Adviser. The Bond Portfolio may invest up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities. The Balanced Portfolio may invest up to 20% of its debt securities in non-U.S. dollar-denominated foreign debt securities, and may invest up to 25% of its equity securities in non-U.S. dollar-denominated foreign equity securities. The Growth and Income Portfolio may invest up to

25% of its assets in non-U.S. dollar denominated equity securities of foreign issuers. The Capital Growth Portfolio may invest up to 25% of its assets, and the Small Company Growth Portfolio and the International Portfolio may invest without limit, in non-U.S. dollar-denominated equity securities of foreign issuers. However, the Small Company Growth Portfolio has no current intention of investing more than 20% of its net assets in foreign securities. The Large Company Growth Portfolio may invest up to __% of its assets in non-U.S. dollar-denominated equity securities of foreign issuers.


      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Non-Money Market Portfolios' performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolios are uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Portfolios may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolios' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, devaluations in the currencies in which a Portfolio's securities are denominated, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance generally is greater in these countries than in developed countries. The management of the Non-Money Market Portfolios seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Portfolios will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      To the extent that the Non-Money Market Portfolios invest in foreign securities, the Portfolios' share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of the Portfolios' investment performance.


Limitations on Holdings of Foreign Securities for the Bond, Balanced, Growth and Income, Large Company Growth, Small Company Growth and International Portfolios


      Each Portfolio that invests in foreign securities shall invest in no less than three foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and
(iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

      Each Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of each Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of a Portfolio's assets may be invested in securities of issuers located in the United States.

Indexed Securities

      The Bond Portfolio and the Balanced Portfolio may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

      Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

      Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities

      A Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Fund's intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment on behalf of a Portfolio to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at settlement date. The Fund does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or forward delivery basis. Each Portfolio will establish a segregated account in which it will maintain cash or liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. A Portfolio will not enter into such transactions for leverage purposes.

Loans of Portfolio Securities

      The Fund may lend the portfolio securities of any Portfolio (other than the Money Market Portfolio) provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

Borrowing


      As a matter of fundamental policy, each Portfolio (except Money Market Portfolio) will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by a Portfolio will involve special risk considerations. Although the principal of a Portfolio's borrowings will be fixed, the Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Options for the Bond, Balanced, Growth and Income, Capital Growth and International Portfolios


      The Fund may, on behalf of each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth and International Portfolios, write covered call options on the portfolio securities of such Portfolio in an attempt to enhance investment performance. A call option is a contract generally having a duration of nine months or less which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time upon the assignment of an exercise notice prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is an option written on a security which is owned by the writer throughout the option period.


      The Fund will write, on behalf of a Portfolio, covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. The Fund may forego the benefit of appreciation in its Portfolios on securities sold pursuant to call options.

      When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period, generally ranging up to nine months. Some of the options which the Fund writes may be of the European type which means they may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for the written option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each write covered call and put options to a limited extent in an attempt to earn additional income on their portfolios, consistent with their investment objectives. The Portfolios may forego the benefits of appreciation on securities sold or depreciation on securities acquired pursuant to call and put options written by the Portfolios. Each Portfolio has no current intention of writing options on more than 5% of its net assets.

      When the Fund, on behalf of the Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios, writes a put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. Some of the European type options which the Fund writes may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. With respect to each put option it writes, the Portfolio will have deposited in a separate account with its custodian U.S. Treasury obligations, high-grade debt securities or cash equal in value to the exercise price of the put option, will have purchased a put option with a higher exercise price that will expire no earlier than the put option written or will have used some combination of these two methods. The Fund on behalf of each Portfolio, will only write put options involving securities for which a determination is made that it wishes to acquire the securities at the exercise price at the time the option is written.


      A Portfolio may terminate its obligation as a writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction."

      When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

      A Portfolio may purchase call options on any securities in which it may invest in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.


      The Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios will normally purchase put options in anticipation of a decline in the market value of securities in their portfolios ("protective puts") or securities of the type in which they are permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


      The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. Exchange markets in securities options are a relatively new and untested concept. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

      The Fund, on behalf of a Portfolio, may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately thirty broker-dealers make these markets and the Adviser will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Written over-the-counter options purchased by the Fund and portfolio securities "covering" the Fund's obligation pursuant to an over-the-counter option may be deemed to be illiquid and may not be readily marketable. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Fund's Trustees.

Securities Index Options


      The Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth, Global Discovery and International Portfolios may each purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities. Options on securities indexes are similar to options on stock except that the settlement is made in cash.


      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date, multiplied by
(ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such cash payment, the writer of the securities index option receives a premium.

      A securities index fluctuates with changes in the market values of the securities so included. Some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on exchanges including the Chicago Board Options Exchange, Philadelphia Exchange, New York Stock Exchange, and American Stock Exchange.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities holdings of a Portfolio will not exactly match the composition of the securities indexes on which options are written. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transactions costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is written. Options on securities indexes also entail the risk that a liquid secondary market to close out the option will not exist, although a Portfolio will generally only purchase or write such an option if the Adviser believes the option can be closed out.

Futures Contracts

      The Fund may, on behalf of the Bond, Balanced and International Portfolios, purchase and sell futures contracts on debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's debt securities. In addition, the Fund may, on behalf of the Non-Money Market Portfolios, purchase and sell securities index futures to hedge the equity securities of a Portfolio with regard to market (systematic) risk as distinguished from stock-specific risk. Each of these six Portfolios may also purchase and write put and call options on futures contracts of the type which such Portfolio is authorized to enter into and may engage in related closing transactions. All of such futures on debt securities, stock index futures and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on appropriate foreign exchanges, to the extent permitted by law. Even though at the present time no contracts based on global indices which meet the International Portfolio's investment criteria are available, there are U.S. stock indices which may be used to hedge U.S. securities held in that Portfolio.

Futures on Debt Securities

      A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--the Fund, on behalf of a Portfolio, will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Trustees to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

      Positions taken in the futures markets are normally not held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the Fund on behalf of a Portfolio will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing-out and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

      On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase for the Portfolio particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. That index is designed to reflect overall price trends in the market for equity securities.

      Stock index futures may be used to hedge the equity securities of each of the Balanced, Growth and Income, Capital Growth or International Portfolios with regard to market (systematic) risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Fund may seek to protect the value of the equity of a Portfolio's securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Fund can seek on behalf of a Portfolio to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.


Options on Futures. For bona fide hedging purposes, the Fund may also purchase and write, on behalf of each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth, Small Company Growth and International Portfolios, call and put options on futures contracts, which are traded on exchanges that are licensed and regulated by the CFTC or on any foreign exchange for the purpose of options trading, to the extent permitted by law. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

      Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When a person exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," his gain will be credited to his futures margin account, while the loss suffered by the writer of the option will be debited to his account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

      Options on futures can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures.

      If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities.

      While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Portfolio will not purchase or write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Limitations on the Use of Futures Contracts and Options on Futures

      All of the futures contracts and options on futures transactions into which the Fund will enter will be for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and to the extent consistent with requirements of the Securities and Exchange Commission (the "SEC").

      To ensure that its futures and options transactions meet this standard, the Fund will enter into them only for the purposes or with the intent specified in CFTC regulations, subject to the requirements of the SEC. The Fund will further seek to assure that fluctuations in the price of the futures contracts and options on futures that it uses for hedging purposes will be substantially correlated to fluctuations in the price of the securities held by a Portfolio or which it expects to purchase, though there can be no assurance that this result will be achieved. The Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that a Portfolio owns. The Fund will purchase futures contracts or calls on futures contracts to protect a Portfolio against an increase in the price of securities the Fund intends later to purchase for the Portfolio before it is in a position to do so.

      As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it purchases a long futures contract or call option on futures for a Portfolio the Fund will effect the purchase of securities in the cash market or take delivery as it closes out a Portfolio's futures position. In particular cases, however, when it is economically advantageous to the Portfolio, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities.

      As an alternative to literal compliance with the bona fide hedging definition, a CFTC definition now permits the Fund to elect to comply with a different test, under which its long futures positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within thirty days and (c) accrued profits on the particular futures or options positions. However, the Fund will not utilize this alternative unless it is advised by counsel that to do so is consistent with the requirements of the SEC.

      Futures on debt securities and stock index futures are at present actively traded on exchanges that are licensed and registered by the CFTC, or consistent with the CFTC regulations on foreign exchanges. Portfolios will incur brokerage fees in connection with their futures and options transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of futures obligations. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

      Each Portfolio, in dealing in futures contracts and options on futures, is subject to the 300% asset coverage requirement for borrowings set forth under "Investment Restrictions" in the Fund's prospectus. The Trustees have also adopted a policy (which is not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase or sale of a futures contract or option thereon, the value of the aggregate initial margin with respect to all futures contracts and premiums on options on futures contracts entered into by a Portfolio will not exceed 5% of the fair market value of the Portfolio's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by the Portfolio will not exceed 20% of its total assets. A futures contract for the receipt of a debt security and long index futures will be offset by assets of the Portfolio held in a segregated account in an amount equal to the total market value of the futures contracts less the amount of the initial margin for the contracts.

Foreign Currency Transactions

      The Non-Money Market Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") for hedging purposes. These Portfolios may also, for hedging purposes, purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements. The International Portfolio may also enter into foreign currency futures contracts and foreign currency options.

      Because investments in foreign companies usually will involve currencies of foreign countries, and because the Non-Money Market Portfolios temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of their assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and they may incur costs in connection with conversions between various currencies. Although the Non-Money Market Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Non-Money Market Portfolios at one rate, while offering a lesser rate of exchange should the Non-Money Market Portfolios desire to resell that currency to the dealer. The Non-Money Market Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or, in the case of the International Portfolio, futures contracts to purchase or sell foreign currencies.

      A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. The agreed price may be fixed or within a specified range of prices. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the Chicago Mercantile Exchange. Futures contracts involve brokerage costs, which may vary from less than 1% to 2.5% of the contract price, and require parties to the contract to make "margin" deposits to secure performance of the contract. The International Portfolio would also be required to segregate assets to cover contracts that would require it to purchase foreign currencies. The International Portfolio would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in CFTC regulations.

      Forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and they may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

      Upon the maturity of a forward or foreign currency futures contract a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      A Portfolio may enter into forward contracts and foreign currency futures contracts under certain circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward or futures contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward or futures contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward or futures contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of a portion of the Portfolio's foreign assets.

      The Non-Money Market Portfolios do not intend to enter into such forward or futures contracts to protect the value of their portfolio securities on a regular continuous basis, and will not do so if, as a result, a Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. A Portfolio also will not enter into such forward or foreign currency futures contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Non-Money Market Portfolios believe that it is important to have the flexibility to enter into such forward or foreign currency futures contracts when each determines that the best interests of the Portfolio will be served.

      Except when a Portfolio enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, Brown Brothers Harriman & Co. or State Street Bank and Trust Company (the "Custodian"), will place cash or liquid securities into a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts (or the Portfolio's forward contracts will be otherwise covered consistent with applicable regulatory policies) and foreign currency futures contracts that require the Portfolio to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

      The Non-Money Market Portfolios generally will not enter into a forward or foreign currency futures contract with a term of greater than one year. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Portfolio can achieve at some future point in time.

      While the Non-Money Market Portfolios will enter into forward and, in the case of the International Portfolio, foreign currency futures contracts and foreign currency options to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transaction. Moreover, there may be imperfect correlation between the value of the Portfolio's holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss.

      The International Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

      Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, the International Portfolio may purchase call options on such currency. If the value of such currency increased, the purchase of such call options would enable the Portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

      The International Portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option.


Strategic Transactions and Derivatives Applicable to the Large Company Growth, Small Company Growth and Global Discovery Portfolios

      The Large Company Growth, Small Company Growth and Global Discovery Portfolios may each, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolios' portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Portfolios may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolios' unrealized gains in the value of its portfolio securities in the Portfolios, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolios, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolios' assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolios to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolios will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolios, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolios can realize on its investments or cause the Portfolios to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolios incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolios creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolios' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolios' purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolios the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolios' purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolios against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolios is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


      The Portfolios' ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolios to require the Counterparty to sell the option back to the Portfolios at a formula price within seven days. The Portfolios expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolios or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolios will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolios will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Portfolios, and Portfolios securities "covering" the amount of the Portfolios' obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Federal limits for investing assets in them.

      If the Portfolios sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its Portfolios or will increase the Portfolios' income. The sale of put options can also provide income.

      The Portfolios may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolios must be "covered" (i.e., the Portfolios must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Portfolios will receive the option premium to help protect it against loss, a call sold by the Portfolios exposes the Portfolios during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolios to hold a security or instrument which it might otherwise have sold.

      The Portfolios may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Portfolios will not sell put options if, as a result, more than 50% of the Portfolios' assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolios may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Portfolios may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolios, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Portfolios' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolios to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolios. If the Portfolios exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Portfolios will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolios' total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Portfolios also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions. The Portfolios may engage in currency transactions with Counterparties in order to hedge the value of Portfolios holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolios may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Portfolios' dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolios, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Portfolios will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Portfolios may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolios has or in which the Portfolios expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolios may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolios' portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Portfolios' portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Portfolios' securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Portfolios holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolios if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Portfolios is engaging in proxy hedging. If the Portfolios enters into a currency hedging transaction, the Portfolios will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolios if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolios to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolios anticipates purchasing at a later date. The Portfolios intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolios may be obligated to pay. Interest rate swaps involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Portfolios believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolios will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Portfolios may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate

("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolios might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Portfolios segregate cash or liquid assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolios to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Portfolios will require the Portfolios to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolios to own Portfolios securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires that Portfolio to segregate cash or liquid assets equal to the exercise price.

      Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolios to buy or sell currency will generally require the Portfolios to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolios' obligations or to segregate cash or liquid assets equal to the amount of the Portfolio's obligation.

      OTC options entered into by the Portfolios, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Portfolios sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolios, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolios sell a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolios will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolios other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Portfolios will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Portfolios must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Portfolios will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Portfolios may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Portfolios could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolios. Moreover, instead of segregating assets if the Portfolios held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


Debt Securities


      If the Adviser determines that the capital appreciation of debt securities is likely to exceed that of common stocks, the Portfolios may invest in debt securities of foreign and U.S. issuers. The Portfolios debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolios may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Global Discovery Portfolio may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.


High Yield, High Risk Securities


      The Bond, Balanced, Capital Growth and Global Discovery Portfolios may each invest in below investment grade securities (commonly referred to as "junk bonds") (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of these issuers of such securities) generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher ratings categories and are considered speculative. The Global Discovery Portfolios may invest up to 5% of its net assets in such securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      An economic downturn may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by a Portfolios. Prices and yields of high yield securities will fluctuate over time and may affect a Portfolios's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to value high yield securities accurately in a Portfolios and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

      Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolioss' investment objectives may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a Portfolios security be downgraded the Adviser will determine whether it is in the best interest of that Portfolios to retain or dispose of the security.

      Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions gradually to reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Combined Transactions

      Each Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward contracts) and any combination of futures, options and foreign currency transactions ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Portfolio to do so. A combined transaction, while part of a single hedging strategy, may not offset fully the risks of each component transaction and, therefore, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

Risks of Specialized Investment Techniques Abroad

      The above described specialized investment techniques when conducted abroad may not be regulated as effectively as in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during on-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume than in the United States.

                             INVESTMENT RESTRICTIONS

            (See "INVESTMENT RESTRICTIONS" in the Fund's prospectus.)

      Unless specified to the contrary, the following fundamental policies may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Portfolio). Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio.

      As a matter of fundamental policy, the Fund may not on behalf of any
Portfolio:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) purchase physical commodities or contracts relating to physical commodities; or

      (5) engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (6) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;


      (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


      As a matter of nonfundamental policy, the Fund may not on behalf of the indicated Portfolio(s):

      (1) For Money Market Portfolio: the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (2) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;

      (3) For all Portfolios (except Money Market Portfolio and Bond Portfolio): the Portfolio currently does not intend to enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (4) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (5) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (6) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to enter into futures contracts or purchase options thereon, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, and in-the-money amount may be excluded in computing the 5% limit;

      (7) For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      (8) Each Portfolio currently does not intend to lend portfolio securities in an amount greater than 5% of its total assets.

      "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. (See "NET ASSET VALUE.")

                            PURCHASES AND REDEMPTIONS

           (See "PURCHASES AND REDEMPTIONS" in the Fund's prospectus.)

      The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies but only on days on which the Exchange is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on that same day except that, in the case of the Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund. (See "NET ASSET VALUE.") Payment for redemptions will be made by State Street Bank and Trust Company or Brown Brothers Harriman & Co. on behalf of the Fund and the applicable Portfolios within seven days thereafter. No fee is charged the separate accounts of the Participating Insurance Companies when they redeem Fund shares.

      The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the security holders of the Fund or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

      Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

                       INVESTMENT ADVISER AND DISTRIBUTOR

     (See "INVESTMENT ADVISER" and "DISTRIBUTOR" in the Fund's prospectus.)

Investment Adviser

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Portfolios. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The Fund has seven investment management agreements with the Adviser, one for each Portfolio (the "Agreements"). The Adviser is one of the most experienced investment counsel firms in the United States. It currently manages in excess of $200 billion in assets globally for its clients. The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreements with Scudder, those agreements automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements (the "Agreements") between each Portfolio and the Adviser were approved by the Fund's Trustees on August 1, 1997. At the special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the Agreements. The Agreements became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreements or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees on behalf of a Portfolio or of a majority of the outstanding voting securities of each Portfolio. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      Certain investments may be appropriate for the Portfolios and for other clients advised by the Adviser. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Adviser in the interest of the most favorable net results to a Portfolio.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Under the Agreements, the Adviser regularly provides the Portfolios with investment research, advice and supervision and furnishes continuously an investment program consistent with the investment objectives and policies of each Portfolio, and determines, for each Portfolio, what securities shall be purchased, what securities shall be held or sold, and what portion of a Portfolio's assets shall be held uninvested, subject always to the provisions of the Fund's

Declaration of Trust and By-Laws, and of the 1940 Act and to a Portfolio's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. The agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

      The Agreement dated September 7, 1998, was approved by the Trustees of the Trust on _______. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


      The Adviser renders significant administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Portfolios (such as the Portfolio's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Portfolio's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining each Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Portfolio's operating budget; processing the payment of each Portfolio's bills; assisting the Fund and the Portfolios in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund and the Portfolios in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Fund and makes available, without expense to the Fund, the services of such affiliated persons as may duly be elected Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For its investment management services the Adviser receives compensation monthly at the following annual rates for each Portfolio:


                               % of the
                            average daily
                              net asset
                              values of
           Portfolio        each Portfolio     1996         1997        1998

    Money Market Portfolio       .370%       $325,791     $384,554

    Bond Portfolio               .475%        291,740      321,323
    Balanced Portfolio           .475%        372,176      488,616
    Growth and Income
    Portfolio                    .475%        326,033      592,383
    Capital Growth
    Portfolio                    .475%*     1,870,361    2,691,980
    Large Company Growth
    Portfolio
    Small Company Growth
    Portfolio
    Global Discovery
    Portfolio                    .975%         12,607      179,723
    International Portfolio      .875%**    5,590,601    6,520,030


* For any calendar month during which the average daily net assets of Capital Growth Portfolio exceed $500,000,000, the fee payable for that month, with respect to the excess over $500,000,000, is calculated at an annual rate of 0.450%. As a result, the Adviser received compensation at an annual rate of 0.47% for the fiscal year ended December 31, 1997.

** For any calendar month during which the average daily net assets of International Portfolio exceed $500,000,000, the fee payable for that month, with respect to the excess over $500,000,000, is calculated at an annual rate of 0.725%. As a result, the Adviser received compensation at an annual rate of 0.83% for the fiscal year ended December 31, 1997.

      Under the Agreements, each Portfolio is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; and the cost of preparing and distributing reports and notices to shareholders. The Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of a Portfolio's shares. (See "Distributor" for expenses paid by Scudder Investor Services, Inc.) Each Portfolio is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      In addition to payments for investment management services provided by the Adviser, the Trustees, consistent with the Portfolios' investment management agreements and underwriting agreement, have approved payments to the Adviser and Scudder Investor Services, Inc. for clerical, accounting and certain other services they may provide the Fund. Effective October 1, 1994, the Trustees authorized the elimination of these administrative expenses. Under a new agreement, effective October 1, 1994, the Trustees authorized the Fund, on behalf of each Portfolio, to pay Scudder Fund Accounting Corporation, a subsidiary of the Adviser, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Portfolios.



      For the year ended December 31, 1996, such compensation amounted to $30,073 for Money Market Portfolio, $37,590 for Bond Portfolio, $39,830 for Balanced Portfolio, $42,366 for Growth and Income Portfolio, $70,071 for Capital Growth Portfolio, $33,383 for Global Discovery Portfolio and $335,822 for International Portfolio.

      For the year ended December 31, 1997, such compensation amounted to $30,000 for Money Market Portfolio, $17,460 for Bond Portfolio, $39,456 for Balanced Portfolio, $62,698 for Growth and Income Portfolio, $96,410 for Capital Growth Portfolio, $61,692 for Global Discovery Portfolio and $466,669 for International Portfolio.


      For the year ended December 31, 1998, such compensation amounted to $______ for Money Market Portfolio, $______ for Bond Portfolio, $______ for Balanced Portfolio, $______ for Growth and Income Portfolio, $______ for Capital Growth Portfolio and $_______ for International Portfolio.


      The Agreements are each dated December 31, 1997, and will remain in effect until September 30, 1998. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Adviser or the Fund cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding securities of such Portfolio. Each Agreement was last approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 1, 1997. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Fund, with respect to the Portfolios, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Fund's investment products and services.

      In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Fund are represented by independent counsel at the Fund's expense.

      The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Each Participating Insurance Company has agreed with the Adviser to reimburse the Adviser for a period of five years to the extent that the aggregate annual advisory fee paid on behalf of all Portfolios with respect to the average daily net asset value of the shares of all Portfolios held in that Participating Insurance Company's general or separate account (or those of affiliates) is less than $25,000 in any year. It is expected that insurance companies which become Participating Insurance Companies in the future will be required to enter into similar arrangements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Portfolios that may have different distribution arrangements or expenses, which may affect performance.

      None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Distributor

      The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, Two International Place, Boston, Massachusetts 02110-4103. The Fund's underwriting agreement dated July 12, 1985, will remain in effect until September 30, 1998, and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 1, 1997.

      Under the principal underwriting agreement between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of shares, and the registration and qualification of shares for sale with the SEC in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders and any notice, proxy statement, report, prospectus or other communication to shareholders of the Fund, printing and mailing confirmations of purchases of shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for shareholders, wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-l Plan is in effect which provides that the Fund shall bear some or all of such expenses. The Distributor has entered into agreements with broker-dealers authorized to offer and sell VA contracts and VLI policies on behalf of the Participating Insurance Companies under which agreements the broker-dealers have agreed to be responsible for the fees and expenses of any prospectus, statement of additional information and printed information supplemental thereto of the Fund distributed in connection with their offer of VA contracts and VLI policies.

      As agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the Portfolio or the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.


      A description of the Rule 12b-1 plan for Class B shares of the Non-Money Market Portfolios (the "Plan") and related services and fees thereunder is provided in the prospectus. The plan was last approved by the Trustees on August 1, 1997. In connection with its consideration of the Plan, the Board of Trustees was furnished with drafts of the Plan and related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.


      The Board considered various factors in connection with its decision as to whether to approve the Plan, including (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Plan to any other person relative to those of the Fund; (e) the effect of the Plan on existing owners of VA contracts and VLI policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry and (h) the relationship of the Plan to other distribution efforts of the Fund.

      Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Fund's Plan is reasonably likely to benefit the Fund and the VA contract and VLI policy owners in at least one of several ways. Specifically, the Board concluded that the Participating Insurance Companies would have less incentive to educate VA contract and VLI policy owners and sales people concerning the Fund if expenses associated with such services were not paid for by the Fund. In addition, the Board determined that the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to VA contract and VLI policy owners, which would, of course, benefit such VA contract and VLI policy owners. Further, the adoption of the Plan would likely help to maintain and may lead to an increase in net assets under management given the distribution financing alternatives available through the multi-class structure. The Board also took into account expense structures of other competing products and administrative compensation arrangements between other funds, their advisers and insurance companies that currently are in use in the variable products industry. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of VA contracts and VLI policies concerning the Fund, the securities markets and related risks. A better educated investor, in the Distributor's view, is less likely to surrender his or her VA contract or VLI policy early, thereby avoiding the costs associated with such an event. Accordingly, the Plan may help the Fund and Participating Insurance Companies meet investor education needs.

      The Board realizes that there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

      The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.

                              TRUSTEES AND OFFICERS


                                                                                    Position with
                                                             Principal              Underwriter, Scudder
Name, Age and Address                Position with Fund      Occupation**           Investor Services, Inc.
---------------------                ------------------      ------------           -----------------------
William Thomas*@+ ( )                President               Managing Director of   --
                                                             Scudder Kemper
                                                             Investments, Inc.

Daniel Pierce*@+ (65)                Vice President and      Managing Director of   Vice President,
                                     Trustee                 Scudder Kemper         Director and Assistant
                                                             Investments, Inc.      Treasurer

Dr. Kenneth Black, Jr. (74)          Trustee                 Regents' Professor     _____
Educational Foundation, Inc.                                 Emeritus of
35 Broad Street                                              Insurance, Georgia
11th Floor, Room 1144                                        State University
Atlanta, GA  30303

Dr. Rosita P. Chang (44)             Trustee                 Professor of           _____
PACAP Research Center                                        Finance, University
College of Business                                          of Rhode Island
  Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI 02881-0802

Peter B. Freeman@ (66)               Trustee                 Corporate Director     _____
100 Alumni Avenue                                            and Trustee
Providence, RI  02906

Dr. J. D. Hammond (65)               Trustee                 Dean, Smeal College    _____
801 Business                                                 of Business
  Administration Bldg.                                       Administration,
Pennsylvania State University                                Pennsylvania State
University Park, PA  16802                                   University

                                                                                    Position with
                                                             Principal              Underwriter, Scudder
Name, Age and Address                Position with Fund      Occupation**           Investor Services, Inc.
---------------------                ------------------      ------------           -----------------------
Irene T. Cheng# (44)                 Vice President          Senior Vice            _____
                                                             President of Scudder
                                                             Kemper Investments,
                                                             Inc.

William F. Gadsden*# (44)            Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Jerard K. Hartman# (66)              Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Robert T. Hoffman*# (40)             Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Richard A. Holt*** (57)              Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Thomas W. Joseph+ (60)               Vice President          Senior Vice            Vice President,
                                                             President of Scudder   Director, Treasurer
                                                             Kemper Investments,    and Assistant Clerk
                                                             Inc.

Valerie F. Malter*#(40)              Vice President          Senior Vice            _____
                                                             President of Scudder
                                                             Kemper Investments,
                                                             Inc.

Steven M. Meltzer+ (40)              Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Gerald J. Moran*# (59)               Vice President          Senior Vice            _____
                                                             President of Scudder
                                                             Kemper Investments,
                                                             Inc.

Stephen A. Wohler+ (50)              Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Frank J. Rachwalski, Jr.# (54)       Vice President          Senior Vice            _____
                                                             President of Scudder
                                                             Kemper Investments,
                                                             Inc.

Randall K. Zeller# (44)              Vice President          Managing Director of   _____
                                                             Scudder Kemper
                                                             Investments, Inc.

Thomas F. McDonough+ (52)            Vice President,         Senior Vice            Clerk
                                     Treasurer and           President of Scudder
                                     Secretary               Kemper Investments,
                                                             Inc.

Kathryn L. Quirk# (46)               Vice President and      Managing Director of   Vice President
                                     Assistant Secretary     Scudder Kemper
                                                             Investments, Inc.

John R. Hebble+ (40)                 Assistant Treasurer     Senior Vice            _____
                                                             President of Scudder
                                                             Kemper Investments,
                                                             Inc.

                                                                                    Position with
                                                             Principal              Underwriter, Scudder
Name, Age and Address                Position with Fund      Occupation**           Investor Services, Inc.
---------------------                ------------------      ------------           -----------------------
Caroline Pearson+ (37)               Assistant Secretary     Vice President of
                                                             Scudder Kemper
                                                             Investments, Inc.;
                                                             Associate, Dechert
                                                             Price & Rhoads (law
                                                             firm), 1989 - 1997

      *     Messrs. Thomas and Pierce are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser or of the
            Fund (within the meaning of the 1940 Act).
      **    Unless otherwise stated, all the officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
      @     Peter B. Freeman, Daniel Pierce and William Thomas are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
      +     Address: Two International Place, Boston, Massachusetts 02110-4103
      #     Address: 345 Park Avenue, New York, New York 10154
      ++    Address: 600 Vine Street - Suite 2000, Cincinnati, Ohio 45202
      ***   Address: 111 E. Wacker Drive - Suite 2200, Chicago, Illinois 60601


Certain of the Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Portfolio's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from Funds: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.

      One of the Independent Trustees also serves in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules.

The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.


                             Scudder Variable Life
Name                            Investment Fund*           All Scudder Funds
----                            ----------------           -----------------

Dr.  Kenneth  Black, Jr.,             $                    $     (   funds)
Trustee
Dr. Rosita P. Chang,                  $                    $     (21 funds)
Trustee
Peter B. Freeman,                     $                    $     (42 funds)
Trustee
Dr. J.D. Hammond,                     $                    $     (21 funds)
Trustee

* Scudder Variable Life Investment Fund consists of nine portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Global Discovery Portfolio and International Portfolio.


      Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                                 NET ASSET VALUE

         (See "NET ASSET VALUE" and "VALUATION OF PORTFOLIO SECURITIES"
                            in the Fund's prospectus)

      The net asset value of shares of each Portfolio of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

      The valuation of the Money Market Portfolio securities is based upon their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Money Market Portfolio on that day, than would result/from investment in a fund utilizing solely market values, and existing investors in the Money Market Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

      An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at the most recent sale price. If there are no such sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with less than 60 days remaining to maturity are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

      If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                                   TAX STATUS

    (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's prospectus.)

      Each Portfolio of the Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision or management of investment practices or policy.

      Each Portfolio intends to comply with the provisions of Section 817(h) of the Code relating to diversification requirements for variable annuity, endowment and life insurance contracts. Specifically, each Portfolio intends to comply with either (i) the requirement of Section 817(h)(1) of the Code that its assets be adequately diversified, or (ii) the "Safe Harbor for Diversification" specified in Section 817(h)(2) of the Code, or (iii) the diversification requirement of Section 817(h)(1) of the Code by having all or part of its assets invested in U.S. Treasury securities which qualify for the "Special Rule for Investments in United States Obligations" specified in Section 817(h)(3) of the Code.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Investment company taxable income of a Portfolio generally is made up of dividends, interest, certain currency gains and losses and net-short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Portfolio for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, such Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate

(depending on a Portfolio's holding period for the assets giving rise to the gain), will be able to claim its share of federal income taxes paid by the Portfolio on such gains as a credit against its own federal income tax liability, and will be entitled to increase the adjusted tax basis of its shares of the Portfolio by the difference between its pro rata share of such gains and its tax credit.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations constitute a portion of a Portfolio's gross income, a portion of the income distributions of the Portfolio may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the Portfolio shares with respect to which the dividends are received are treated as debt finance under federal income tax law, and is eliminated if either those shares or the shares of the Portfolio are held less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital losses are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on a Portfolio's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the relevant Portfolio have been held by such individual shareholders. Such distributions are not eligible for the dividends-received deduction discussed above. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether reinvested in additional shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether reinvested in additional shares or in cash, must be reported by each shareholder on its federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      Distributions by a Portfolio (except the Money Market Portfolio) result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If the Balanced, Growth and Income, Capital Growth, Global Discovery or International Portfolios invest in stock of certain foreign investment companies, the Portfolios may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of a Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to a Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Portfolio's investment company taxable income and, accordingly, would not be taxable to a Portfolio to the extent distributed by a Portfolio as a dividend to its shareholders.

      The Balanced, Growth and Income, Capital Growth and International Portfolios may make an election to mark to market their shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Balanced, Capital Growth, International and Growth and Income Portfolios would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Balanced, Capital Growth, International and Growth and Income Portfolios' adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Portfolios may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by a Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Portfolio's holding period for the option and in the case of an exercise of a put option on the Portfolio's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by a Portfolio is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by a Portfolio is not a taxable transaction for the Portfolio.

      Many futures contracts, certain foreign currency forward contracts entered into by a Portfolio and all listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the fiscal year, all outstanding
Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Portfolio will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by the Portfolio.

      Positions of a Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Portfolio.

      Positions of a Portfolio which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Portfolio will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Portfolio's taxable year, if certain conditions are met.

      Similarly, if a Portfolio enters into a short sale of property that becomes substantially worthless, the Portfolio will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

      If a Portfolio holds zero coupon securities or other securities which are issued at a discount, a portion of the difference between the issue price of zero coupon securities and the face value ("original issue discount") will be treated as income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the Portfolio level. In addition, if a Portfolio invests in certain high-yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Portfolio by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Portfolio in a written notice to shareholders. If a Portfolio acquires a debt instrument at a market discount, a portion of the gain recognized, if any, on disposition of such instrument may be treated as ordinary income.

      Dividend and interest income received by the Portfolios from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors. The Global Discovery Portfolio and the International Portfolio may qualify for and make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Portfolio to foreign countries (which taxes relate primarily to investment income). Each Portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Portfolio at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Portfolio are held by the Portfolio or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

      Each Portfolio will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. Participating Insurance Companies that are corporations should furnish their taxpayer identification numbers and certify their status as corporations in order to avoid possible erroneous application of backup withholding.

      Shareholders of the Portfolios may be subject to state and local taxes on distributions received from such Portfolios and on redemptions of their shares.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution.

      The Fund is organized as a Massachusetts business trust, and neither the Fund nor the Portfolios are liable for any income or franchise tax in the Commonwealth of Massachusetts providing each Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons. Each shareholder which is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by it, where such amounts are treated as income from U.S. sources under the Code.

      For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, shareholders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                           DIVIDENDS AND DISTRIBUTIONS

    (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's prospectus.)

Money Market Portfolio

      The net investment income of the Money Market Portfolio is determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on each day on which the Exchange is open for business. All of the net income so determined normally will be declared as a dividend to shareholders of record as of the close of regular trading on such Exchange after the purchase and redemption of shares. Unless the business day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Portfolio's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period. Dividends commence on the next business day after the date of purchase. Dividends will be invested in additional shares of the Portfolio at the net asset value per share, normally $1.00, determined as of the first business day of each month unless payment of the dividend in cash has been requested.

      Net investment income of the Money Market Portfolio consists of all interest income accrued on portfolio assets less all expenses of the Portfolio and amortized market premium. Accreted market discount is included in interest income. The Portfolio does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio.

      Normally the Money Market Portfolio will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Portfolio determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. The Fund may endeavor to restore the Portfolio's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

      Should the Money Market Portfolio incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid. Similarly, should the Money Market Portfolio incur or anticipate any unusual or unexpected significant income, appreciation or gain which would affect disproportionately the fund's income for a particular period, the Trustees or the Executive Committee of the Trustees may consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such income, appreciation or gain on the dividend received by existing shareholders. Such actions may reduce the amount of the daily dividend received by existing shareholders.

Global Discovery Portfolio and International Portfolio

      The Global Discovery Portfolio and International Portfolio will each follow the practice of distributing substantially all of its investment company taxable income. The Portfolios intend to distribute the excess of net realized long-term capital gains over net realized short-term capital losses.

      Distributions of investment company taxable income and any net capital gain will be made within three months of the end of the Fund's fiscal taxable year. Both distributions will be reinvested in additional shares of each Portfolio unless a shareholder has elected to receive cash.

Other Portfolios


      Each of the Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth and Small Company Growth Portfolios has followed the practice of declaring and distributing a dividend of investment company taxable income, if any, quarterly, in January, April, July and October. Each Portfolio has distributed its net capital gain within three months of the end of each fiscal year. Both dividends and capital gain distributions will be reinvested in additional shares of such a Portfolio unless an election is made on behalf of a separate account to receive dividends and capital gain distributions in cash.


                             PERFORMANCE INFORMATION

            (See "Performance Information" in the Fund's prospectus)

      From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information for each Portfolio (other than Money Market Portfolio) is completed separately for each class of such Portfolio in accordance with formulae prescribed by the Securities and Exchange Commission. These performance figures may be calculated in the following manner:

Money Market Portfolio

      A. Yield is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Money Market Portfolio for the seven-day period ended December 31, 1997, was 5.31%.

      B. Effective yield is the net annualized yield for a specified seven calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1.

            The net annualized yield of the Portfolio for the seven-day period ended December 31, 1997, was 5.45%.

      As described above, yield and effective yield are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

      In connection with communicating its yield or effective yield to current or prospective shareholders, the Money Market Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      From time to time, in marketing pieces and other fund literature, a Portfolio's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indexes of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

Bond Portfolio

      Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]
      Where:

            a     =     dividends and interest earned during the period.
            b     =     expenses accrued for the period (net of
                        reimbursements).
            c     =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
            d     =     the maximum offering price per share on the last day
                        of the period.

               Yield for the 30-day period ended December 31, 1997


                             Bond Portfolio 6.28%


All Portfolios

      A. Average Annual Total Return is the average annual compound rate of return for the periods of one year and five years (or such shorter periods as may be applicable dating from the commencement of the Portfolio's operations) all ended on the date of a recent calendar quarter.

            Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

      Where:

            P     =     a hypothetical initial investment of $1,000
            T     =     Average Annual Total Return
            n     =     number of years
            ERV   =     ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended December 31, 1998


                              One Year   Five Years   Ten Years   Life of Fund

Money Market Portfolio         %          %            %               --
Bond Portfolio                                                         --
Balanced Portfolio*                                                    --
Growth and Income Portfolio                               --          %(1)
Capital Growth Portfolio                                               --
Global Discovery Portfolio                   --           --           (2)
International Portfolio                                                --

(1) For the period beginning May 2, 1994 (commencement of operations)
(2) For the period beginning May 1, 1996 (commencement of operations)


      B. Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
      Where:

            C     =     Cumulative Total Return
            P     =     a hypothetical initial investment of $1,000
            ERV   =     ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Cumulative Total Return for periods ended December 31, 1998


                              One Year   Five Years   Ten Years   Life of Fund

Money Market Portfolio         %          %            %               --
Bond Portfolio                                                         --
Balanced Portfolio*                                                    --


------------
* On May 1, 1993, the Portfolio adopted its present name and investment objective which is a balance of growth and income from a diversified portfolio of equity and fixed income securities. Prior to that date, the Portfolio was known as the Managed Diversified Portfolio and its investment objective was to realize a high level of long-term total rate of return consistent with prudent investment risk. Performance information for the five years and life of Fund periods should not be considered representative of the present Portfolio.

Growth and Income Portfolio                               --          %(1)
Capital Growth Portfolio                                               --
Global Discovery Portfolio                   --           --           (2)
International Portfolio                                                --

(1) For the period beginning May 2, 1994 (commencement of operations)
(2) For the period beginning May 1, 1996 (commencement of operations)


      As described above, average annual total return, cumulative total return and yield are based on historical earnings and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

      In connection with communicating its total return or yield to current or prospective shareholders, the Fund also may compare these figures for a Portfolio to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      Quoted yields on shares of the Fund's Portfolios will be of limited usefulness to policy and contract holders for comparable purposes because such quoted yields will be more than yields on participating contracts and policies due to charges imposed at the separate account level.

Comparison of Portfolio Performance


      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's Corporation 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.


      From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Portfolios' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Portfolios. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


------------
* On May 1, 1993, the Portfolio adopted its present name and investment objective which is a balance of growth and income from a diversified portfolio of equity and fixed income securities. Prior to that date, the Portfolio was known as the Managed Diversified Portfolio and its investment objective was to realize a high level of long-term total rate of return consistent with prudent investment risk. Performance information for the five years and life of Fund periods should not be considered representative of the present Portfolio.

      The Portfolios may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Portfolios. The description may include a "risk/return spectrum" which compares the Portfolios to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Portfolios to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

      Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

      The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

      Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

      Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

      International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

                           SHAREHOLDER COMMUNICATIONS

      Owners of policies and contracts issued by Participating Insurance Companies for which shares of one or more Portfolios are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Portfolios' independent public accountants. Each report will show the investments owned by a Portfolio and the market values thereof as determined by the Trustees and will provide other information about a Portfolio and its operations.

      Participating Insurance Companies with inquiries regarding the Fund or its Portfolios may call the Fund's underwriter, Scudder Investor Services, Inc., at 617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                         ORGANIZATION AND CAPITALIZATION

                   (See "ADDITIONAL INFORMATION - Shareholder
                  Indemnification" in the Fund's prospectus.)

General [TO BE UPDATED]


      The Fund is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Declaration of Trust dated March 15, 1985.


      As of December 31, 1998, American Maturity Life Insurance Co. (200 Hopmeadow Street, Simsbury, CT 06089) owned of record and beneficially 0.33% of the Money Market Portfolio, 0.69% of the Bond Portfolio, 0.08% of the Capital Growth Portfolio and 1.31% of the Growth and Income Portfolio; they owned of record and beneficially 0.31% of the Fund's outstanding shares. Banner Life Insurance Company of Rockville, MD (1701 Research Blvd., Rockville, MD 20850) owned of record and beneficially 0.84% of the Money Market Portfolio, 1.92% of the Bond Portfolio, 6.56% of the Balanced Portfolio, 1.33% of the International Portfolio, 4.88% of the Growth and Income Portfolio, 8.86% of the Global Discovery Portfolio and 2.02% of the Capital Growth Portfolio; they owned of record and beneficially 1.78% of the Fund's total outstanding shares; and Charter National Life Insurance Company (8301 Maryland Avenue, St. Louis, MO 63105, a Missouri corporation) and its subsidiary, Intramerica Life Insurance Company (1 Blue Hills Plaza, Pearl River, NY 10965), owned of record and beneficially 2.28% of the Money Market Portfolio, 3.58% of the Bond Portfolio, 8.16% of the Balanced Portfolio, 2.07% of the Capital Growth Portfolio, 0.00% of the Growth and Income Portfolio, 0.00% of the Global Discovery Portfolio and 1.03% of the International Portfolio; they owned of record and beneficially 2.20% of the Fund's total outstanding shares. In 1991, Charter National Life Insurance Company purchased the Colonial Penn Group, Inc., which indirectly owns Intramerica, a New York domestic life insurer. On November 1, 1992, First Charter Life Insurance Company ("First Charter"), a subsidiary of Charter National Life Insurance Company, was merged with and into Intramerica. As the company surviving the merger, Intramerica acquired legal ownership of all of First Charter's assets, including the Variable Account, and became responsible for all of First Charter's liabilities and obligations. As a result of the merger, all Contracts issued by First Charter before the merger became Contracts issued by Intramerica after the merger. Fortis Benefits Insurance Company (Bank, Sixth and Marquette-MS0063, Minneapolis, MN 55479) owned of record and beneficially 1.45% of the International Portfolio; they owned of record and beneficially 0.22% of the Fund's total outstanding shares; and Lincoln Benefit Life Insurance Company (206 South 13th Street, Ste. 300, Lincoln, NE 68508) owned of record and beneficially 5.67% of the Bond Portfolio and 8.46% of the Balanced Portfolio; they owned of record and beneficially 0.70% of the Fund's total outstanding shares; and Mutual of America Life Insurance Company of New York (320 Park Ave., 6th Fl., New York, NY 10022, a New York corporation) and its subsidiary, American Life Insurance Company (666 5th Avenue, New York, NY 10103), owned of record and beneficially 38.57% of the Bond Portfolio, 58.33% of the Capital Growth Portfolio and 40.30% of the International Portfolio; they owned of record and beneficially 17.63% of the Fund's total outstanding shares; and Paragon Life Insurance Company (100 South Brentwood, St. Louis, MO 63105) owned of record and beneficially 0.15% of the Money Market Portfolio, 0.16% of the Bond Portfolio, 0.18% of the Capital Growth Portfolio, 0.45% of the Balanced Portfolio, 0.14% of the Growth and Income Portfolio, and 0.30% of the International Portfolio; they owned of record and beneficially 0.19% of the Fund's total outstanding shares; and Providentmutual Life and Annuity Company of America, (1050 Westlakes Dr., Berwyn, PA 19312) owned of record and beneficially 10.59% of the Bond Portfolio, 11.35% of the Growth and Income Portfolio, and 2.69% of the International Portfolio; they owned of record and beneficially 1.78% of the Fund's total outstanding shares; and Safeco Life Insurance Companies (15411 N.E. 51st Street, Redmond, WA 98052), owned of record and beneficially 27.48% of the Balanced Portfolio and 7.28% of the International Portfolio; they owned of record and beneficially 2.28% of the Fund's total outstanding shares; and Security First Life Insurance Company (11365 West Olympic Blvd., Los Angeles, CA 90064) owned of record and beneficially 1.49% of the International Portfolio; and Southwestern Life Insurance Company (500 North Akard, Dallas, TX 75201) owned of record and beneficially 1.18% of the Capital Growth Portfolio; and The Union Central Life Insurance Company (1876 Waycross Road, Cincinnati, OH 45240) owned of record and beneficially 40.24% of the Money Market Portfolio, 6.49% of the Capital Growth Portfolio and 16.16% of the International Portfolio; they owned of record and beneficially 23.73% of the Fund's total outstanding shares; and United Companies Life Insurance Company (8545 United Plaza Blvd., Baton Rouge, LA 70809) owned of record and beneficially 4.83% of the Money Market Portfolio and 0.82% of the International Portfolio; and United of Omaha Life Insurance Company (Mutual of Omaha Plaza, Law Division, 3301 Dodge Street, Omaha, NE 68131) owned of record and beneficially 0.15% of the Money Market Portfolio, 0.59% of the Bond Portfolio, and 7.35% of the International Portfolio; they owned of record and beneficially 1.65% of the Fund's total outstanding shares and USAA Life Insurance Company (R.A.F.A., F-2-E, 9800 Fredericksburg Rd., San Antonio, TX 78288) owned of record and beneficially 3.32% of the Capital Growth Portfolio; and Washington National Life Insurance Company (c/o United Presidential Life Insurance Co., One Presidential Pkwy., Kokomo, IN 46904) owned of record and beneficially 0.42% of the Money Market Portfolio, 6.72% of the Bond Portfolio, 1.30% of the Growth and Income Portfolio and 4.86% of the Capital Growth Portfolio; they owned of record and beneficially 1.30% of the Fund's outstanding shares; WM Life Insurance Company (15411 North East 51st Street, Redmond, WA 98052) owned of record and beneficially 0.15% of the Money Market Portfolio; they owned of record and beneficially 0.10% of the Fund's outstanding shares.

      Shares entitle their holders to one vote per share; however, separate votes will be taken by each Portfolio on matters affecting an individual Portfolio. For example, a change in investment policy for the Money Market Portfolio would be voted upon only by shareholders of the Money Market Portfolio. Additionally, approval of the investment advisory agreement covering a Portfolio is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

      Shareholders have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of beneficial interest of the Fund.

Shareholder and Trustee Liability

      The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will normally be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote. It is possible that a Portfolio might become liable for a misstatement regarding another Portfolio. The Trustees of the Fund have considered this and approved the use of a combined Statement of Additional Information for the Portfolios.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        ALLOCATION OF PORTFOLIO BROKERAGE

      To the maximum extent feasible, the Adviser places orders for portfolio transactions through its affiliate, the Distributor, which in turn places orders on behalf of a Portfolio with the issuer, underwriters or other brokers and dealers.

The Distributor will receive no commissions, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

      The Fund's purchases and sales of portfolio securities of the Money Market Portfolio and the Bond Portfolio and of debt securities acquired for the other Portfolios, are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Transactions in equity securities generally involve the payment of a brokerage commission.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for any Portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. stock exchange transactions but which is generally fixed in the case of foreign exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option as a factor in the selection of firms to execute portfolio transactions. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Portfolios are an investment option, as a factor in the selection of firms to execute portfolio transactions. Except for implementing the policy stated above, there is no intention to place portfolio transactions with any particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the securities being traded unless, in the opinion of the Adviser, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers is useful to the Fund and the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

      In the years ended December 31, 1995, 1996 and 1997, the Fund paid brokerage commissions of $2,669,610, $2,106,414 and $2,708,797, respectively. In the years ended December 31, 1995, 1996, and 1997, the International Portfolio paid brokerage commissions of $1,813,248, $1,403,778 and $2,018,972, respectively, the Capital Growth Portfolio paid brokerage commissions of $788,596, $505,817 and $474,905, respectively, and the Balanced Portfolio paid brokerage commissions of $67,758, $67,828 and $64,496, respectively. The Growth and Income Portfolio paid brokerage commissions of $54,235, $78,517 and $100,066, respectively. In the year ended December 31, 1997, Global Discovery Portfolio paid brokerage commissions of $50,358. In the year ended December 31, 1997, $2,008,842 of the total brokerage commissions paid by the International Portfolio, $458,559 of the total brokerage commissions paid by the Capital Growth Portfolio, $82,092 of the total brokerage commissions paid by the Growth and Income Portfolio, $57,105 of the total brokerage commissions paid by the Balanced Portfolio, and $49,361 of the total brokerage commissions paid by the Global Discovery Portfolio resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the

Portfolios or the Adviser. The amount of such transactions aggregated $766,810,156 for the International Portfolio (97% of all brokerage transactions), $490,539,121 for the Capital Growth Portfolio (94% of all brokerage transactions), $91,559,039 for the Growth and Income Portfolio (83% of all brokerage transactions), $62,141,402 (74% of all brokerage transactions) for the Balanced Portfolio and $24,566,333 (87% of all brokerage transactions) for the Global Discovery Portfolio. The balance of such brokerage was not allocated to any particular broker or dealer with regard to the above-mentioned or other special factors.


      The Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. No recapture arrangements are currently in effect.

                               PORTFOLIO TURNOVER


      The average annual portfolio turnover rate for each Portfolio, i.e. the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the years ended December 31, 1997 and 1998, respectively, was:

                                                   December 31,
                                                 1997       1998

             Bond Portfolio                     56.07%        %
             Balanced Portfolio                 43.10
             Growth and Income Portfolio        28.41
             Capital Growth Portfolio           41.77
             Global Discovery Portfolio         83.16
             International Portfolio            61.35


      Under the above definition, the Money Market Portfolio will have no portfolio turnover. Purchases and sales, for these Portfolios, are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective.

                                     EXPERTS


      The Financial Highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.


                                     COUNSEL

      The firm of Dechert Price & Rhoads, Ten Post Office Square, Suite 1230, Boston, Massachusetts 02109, is counsel for the Fund.

                             ADDITIONAL INFORMATION

      The activities of the Fund are supervised by its Trustees, who are elected by shareholders. Shareholders have one vote for each share held. Fractional shares have fractional votes.


      Portfolio securities of the Money Market, Bond, Balanced, Growth and Income, Capital Growth, Large Company Growth and Small Company Growth Portfolios are held separately, pursuant to a custodian agreement, by

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. Portfolio securities of Global Discovery and International Portfolios are held separately, pursuant to a custodian agreement, by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, as custodian.


      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolios. Money Market Portfolio pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio , Capital Growth, Large Company Growth and Small Company Growth Portfolio each pay SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Global Discovery and International Portfolios pay SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. SFAC computes net asset value for the Fund. The Fund pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


      Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts, 02107-2291, is the transfer and dividend paying agent for the Fund.

      Certain record-keeping and administrative services that would otherwise be performed by the transfer agent may be performed by the Participating Insurance Company that purchases a Portfolio's shares, and the Fund or the Adviser (including any affiliate of the Adviser), or both, may pay the Participating Insurance Company for such services.


      Each Portfolio has a December 31 fiscal year end.


      The name "Scudder Variable Life Investment Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated March 15, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement, and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

      The financial statements of Scudder Variable Life Investment Fund are comprised of the following:


                  Money Market Portfolio
                  Balanced Portfolio
                  Bond Portfolio
                  Growth and Income Portfolio
                  Capital Growth Portfolio
                  Large Company Growth
                  Small Company Growth
                  Global Discovery Portfolio
                  International Portfolio

      The financial statements, including the investment portfolios of Scudder Variable Life Investment Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto, in the Annual Report to the Shareholders of the Fund dated December 31, 1998, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

Description of Bond Ratings

Moody's Investors Service, Inc.

      Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation

      AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

      AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Bonds rated BB and B are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

      B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Description of Commercial Paper Ratings

Moody's Investors Service, Inc.

      P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

Standard & Poor's Corporation


      A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                            PART C. OTHER INFORMATION


Item 23.          Exhibits
--------          --------

                    (a)         (1)        Declaration of Trust of the Registrant dated March 15, 1985.
                                           (Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (2)        Amendment to the Declaration of Trust dated March 10, 1988.
                                           (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (3)        Establishment and Designation of Series of Shares of Beneficial Interest,
                                           without Par Value.
                                           (Previously filed as Exhibit 1(c) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (4)        Establishment and Designation of Series of Beneficial Interest, without
                                           Par Value dated February 9, 1996.
                                           (Previously filed as Exhibit 1(e)(1) to Post-Effective Amendment No. 22 to
                                           this Registration Statement.)

                                (5)        Amended Establishment and Designation of Series of Shares of Beneficial
                                           Interest, without Par Value dated April 15, 1988.
                                           (Previously filed as Exhibit 1(f) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (6)        Redesignation of Series.
                                           (Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (7)        Abolition of Series.
                                           (Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (8)        Amended Establishment and Designation of Series of Shares of Beneficial
                                           Interest, without Par Value, with respect to the Growth and Income
                                           Portfolio dated February 11, 1994.
                                           (Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 23 to the Registration Statement.)

                          (b)   (1)        By-Laws of the Registrant dated March 15, 1985.
                                           (Previously filed as Exhibit 2(a) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (2)        Amendment to the By-Laws of the Registrant dated November 13, 1991.
                                           (Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 23 to the Registration Statement.)

                          (c)   Inapplicable.

                          (d)   (1)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Money Market Portfolio dated
                                           December 31, 1997 is filed herein.

                                 Part C - Page 2

                                (2)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Bond Portfolio dated December 31,
                                           1997 is filed herein.

                                (3)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Balanced Portfolio dated December
                                           31, 1997 is filed herein.

                                (4)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Growth and Income Portfolio dated
                                           December 31, 1997 is filed herein.

                                (5)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Capital Growth Portfolio dated
                                           December 31, 1997 is filed herein.

                                (6)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Global Discovery Portfolio dated
                                           December 31, 1997 is filed herein.

                                (7)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the International Portfolio dated
                                           December 31, 1997 is filed herein.

                                (8)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Money Market Portfolio dated
                                           September 7, 1998 is filed herein.

                                (9)        Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Bond Portfolio dated September 7,
                                           1998 is filed herein.

                                (10)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Balanced Portfolio dated September
                                           7, 1998 is filed herein.

                                (11)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Growth and Income Portfolio dated
                                           September 7, 1998 is filed herein.

                                (12)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Capital Growth Portfolio dated
                                           September 7, 1998 is filed herein.

                                (13)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Global Discovery Portfolio dated
                                           September 7, 1998 is filed herein.

                                (14)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the International Portfolio dated
                                           September 7, 1998 is filed herein.

                                (15)       Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Large Company Growth Portfolio dated
                                           May 1, 1999 to be filed by amendment.

                                 Part C - Page 3

                                           Investment Management Agreement between the Registrant and Scudder Kemper
                                           Investments, Inc. with respect to the Small Company Growth Portfolio dated
                                           May 1, 1999 to be filed by amendment.

                          (e)   (1)        Underwriting Agreement for Class A Shares between the Registrant and
                                           Scudder Investor Services, Inc. dated September 7, 1998 is filed herein.

                                (2)        Underwriting Agreement for Class B Shares between the Registrant and
                                           Scudder Investor Services, Inc. dated September 7, 1998 is filed herein.

                                (3)        Participating Contract and Policy Agreement between Scudder Investor
                                           Services, Inc. and Participating Insurance Companies.
                                           (Previously filed as Exhibit 6(b) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (4)        Participating Contract and Policy Agreement between Scudder Investor
                                           Services, Inc. and Carillon Investments, Inc. dated February 18, 1992.
                                           (Previously filed as Exhibit 6(c) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (5)        Participating Contract and Policy Agreement between Scudder Investor
                                           Services, Inc. and Aetna Life Insurance and Annuity Company dated April
                                           27, 1992.
                                           (Previously filed as Exhibit 6(d) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (6)        Participating Contract and Policy Agreement between Scudder Investor
                                           Services, Inc. and PNMR Securities, Inc. dated December 1, 1992.
                                           (Previously filed as Exhibit 6(e) to Post-Effective Amendment No. 23 to the Registration Statement.)

                    (f)         Inapplicable.

                    (g)         (1)        Custodian Contract between the Registrant and State Street Bank and Trust
                                           Company.
                                           (Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (2)        Custodian Agreement between the Registrant and Brown Brothers Harriman &
                                           Co. dated April 29, 1996.
                                           (Previously filed as Exhibit 8(a)(2) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (3)        Fee schedule for Exhibit (g)(2).
                                           (Previously filed as Exhibit 8(b)(1) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                    (h)         (1)        Transfer, Dividend Disbursing and Plan Agency Agreement between the
                                           Registrant and State Street Bank and Trust Company dated July 12, 1985.
                                           (Previously filed as Exhibit 9(a)(1) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (2)        Fee schedule for Exhibit (h)(1).
                                           (Previously filed as Exhibit 9(a)(2)(i) to Post-Effective Amendment No. 23
                                           to the Registration Statement.)

                                 Part C - Page 4

                                (3)        Transfer Agency and Service Agreement between the Registrant and Scudder
                                           Service Corporation dated April 6, 1992.
                                           (Previously filed as Exhibit 9(a)(3) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (4)        Amendment to Participation Agreement between the Registrant and Charter
                                           National Life Insurance Company dated June 30, 1991.
                                           (Previously filed as Exhibit 9(c)(4) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (5)        Participation Agreement between the Registrant and The Union Central Life
                                           Insurance Company dated February 18, 1992.
                                           (Previously filed as Exhibit 9(c)(5) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (6)        Participation Agreement between the Registrant and AEtna Life Insurance and Annuity Company dated April 27, 1992.
                                           (Previously filed as Exhibit 9(c)(6) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (7)        Participation Agreement between the Registrant and Safeco Life Insurance
                                           Companies dated December 31, 1992.
                                           (Previously filed as Exhibit 9(c)(7) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (8)        First Amendment to the Fund Participation Agreement between AEtna Life
                                           Insurance and Annuity Company and the Fund dated February 19, 1993.
                                           (Previously filed as Exhibit 9(c)(10) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (9)        Second Amendment to the Fund Participation Agreement between AEtna Life
                                           Insurance and Annuity Company and the Fund dated August 13, 1993.
                                           (Previously filed as Exhibit 9(c)(11) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (10)       First Amendment to the Participation Agreement between Mutual of America
                                           Life Insurance Company, The American Life Insurance Company of New York
                                           and the Fund dated August 13, 1993.
                                           (Previously filed as Exhibit 9(c)(12) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (11)       First Amendment to the Participation Agreement between The Union Central
                                           Life Insurance Company and the Fund dated September 30, 1993.
                                           (Previously filed as Exhibit 9(c)(13) to Post-Effective Amendment No. 23 to the Registration Statement.)

                                (12)       Participation Agreement between the Registrant and American Life Assurance
                                           Corporation dated May 3, 1993.
                                           (Previously filed as Exhibit 9(c)(14) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (13)       Participation Agreement between the Registrant and AUSA Life Insurance
                                           Company, Inc. dated October 21, 1993.
                                           (Previously filed as Exhibit 9(c)(15) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (14)       Participation Agreement between the Registrant and Banner Life Insurance
                                           Company dated January 18, 1995.

                                 Part C - Page 5

                                           (Previously filed as Exhibit 9(c)(17) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (15)       Participation Agreement between the Registrant and Fortis Benefits
                                           Insurance Company dated June 1, 1994.
                                           (Previously filed as Exhibit 9(c)(18) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (16)       Participation Agreement between the Registrant and Lincoln Benefit Life
                                           Company dated December 30, 1993.
                                           (Previously filed as Exhibit 9(c)(19) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (17)       Participation Agreement between the Registrant and Charter National Life
                                           Insurance Company dated September 3, 1993.
                                           (Previously filed as Exhibit 9(c)(20)to Post-Effective Amendment No. 16 to
                                           this Registration Statement.)

                                (18)       Participation Agreement between the Registrant and Mutual of America Life
                                           Insurance Company dated December 30, 1988.
                                           (Previously filed as Exhibit 9(c)(21) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (19)       First Amendment to Participation Agreement between the Registrant and
                                           Mutual of America Life Insurance Company dated August 13, 1993.
                                           (Previously filed as Exhibit 9(c)(22) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (20)       Participation Agreement between the Registrant and Mutual of America Life
                                           Insurance Company dated December 30, 1988.
                                           (Previously filed as Exhibit 9(c)(23) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (21)       First Amendment to Participation Agreement between the Registrant and
                                           Mutual of America Life Insurance Company dated August 13, 1993.
                                           (Previously filed as Exhibit 9(c)(24) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (22)       Participation Agreement between the Registrant and Mutual of America Life
                                           Insurance Company dated December 30, 1993.
                                           (Previously filed as Exhibit 9(c)(25) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (23)       Participation Agreement between the Registrant and Paragon Life Insurance
                                           Company dated April 30, 1993.
                                           (Previously filed as Exhibit 9(c)(26) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (24)       Participation Agreement between the Registrant and Provident Mutual Life
                                           Insurance Company of Philadelphia dated July 21, 1993.
                                           (Previously filed as Exhibit 9(c)(27) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (25)       Participation Agreement between the Registrant and United of Omaha Life
                                           Insurance Company dated May 15, 1994.
                                           (Previously filed as Exhibit 9(c)(28) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                 Part C - Page 6

                                (26)       First Amendment to the Participation Agreement between the Registrant and
                                           United of Omaha Life Insurance Company dated January 23, 1995.
                                           (Previously filed as Exhibit 9(c)(29) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (27)       Participation Agreement between the Registrant and USAA Life Insurance
                                           Company dated February 3, 1995.
                                           (Previously filed as Exhibit 9(c)(30) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (28)       Amendment to the Participation Agreement, the Reimbursement Agreement and
                                           the Participating Contract and Policy Agreement dated February 3, 1995.
                                           (Previously filed as Exhibit 9(c)(31) to Post-Effective Amendment No. 16 to this Registration Statement.)

                                (29)       Accounting Services Agreement between the Registrant and Scudder Fund
                                           Distributors, Inc. dated August 1, 1989.
                                           (Previously filed as Exhibit 9(d)(1) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (30)       Fund Accounting Services Agreement between the Registrant, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation dated
                                           October 1, 1994.
                                           (Previously filed as Exhibit 9(e)(1) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (31)       Fund Accounting Services Agreement between the Registrant, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated October
                                           1, 1994.
                                           (Previously filed as Exhibit 9(e)(2) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (32)       Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation dated
                                           October 1, 1994.
                                           (Previously filed as Exhibit 9(e)(3) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (33)       Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting Corporation
                                           dated October 1, 1994.
                                           (Previously filed as Exhibit 9(e)(4) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (34)       Fund Accounting Services Agreement between the Registrant, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting Corporation
                                           dated October 1, 1994.
                                           (Previously filed as Exhibit 9(e)(5) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                (35)       Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting Corporation dated
                                           October 1, 1994.
                                           (Previously filed as Exhibit 9(e)(6) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                                 Part C - Page 7

                                (36)       Fund Accounting Services Agreement between the Registrant, on behalf of the Global Discovery Portfolio, and Scudder Fund Accounting Corporation
                                           dated May 1, 1996.
                                           (Previously filed as Exhibit 9(e)(7) to Post-Effective Amendment No. 23 to
                                           the Registration Statement.)

                          (i)   Inapplicable.

                          (j)   Consent of Independent Accountants to be filed by amendment.

                          (k)   Inapplicable.

                          (l)   Inapplicable.

                          (m)   Master Distribution Plan for Class B shares pursuant to Rule 12b-1 dated February 9,
                                1996.
                                (Previously filed as Exhibit 15(a) to Post-Effective Amendment No. 23 to the
                                Registration Statement.)

                          (n)   Article 6 Financial Data Schedules to be filed by amendment.

                          (o)   Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  As of December 31, 1997, 26.1% of the outstanding shares of beneficial interest of the Registrant are owned by Charter National Life Insurance Company of Missouri ("CNL"). CNL is a wholly owned subsidiary of Leucadia National Corporation. Leucadia National Corporation is a New York corporation.

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                           Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, other than to the Fund or its Shareholders, in connection with Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability of the Fund, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.l shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                                 Part C - Page 8

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph
                           (b) below:

                                    (i)      every person who is, or has been, a
                                             Trustee or officer of the Fund
                                             shall be indemnified by the Fund to
                                             the fullest extent permitted by law
                                             against all liability and against
                                             all expenses reasonably incurred or
                                             paid by him in connection with any
                                             claim, action, suit or proceeding
                                             in which he becomes involved as a
                                             party or otherwise by virtue of his
                                             being or having been a Trustee or
                                             officer and against amounts paid or
                                             incurred by him in the settlement
                                             thereof;

                                    (ii)     the words "claim," "action,"
                                             "suit," or "proceeding" shall apply
                                             to all claims, actions, suits or
                                             proceedings (civil, criminal, or
                                             other, including appeals), actual
                                             or threatened; and the words
                                             "liability" and "expenses" shall
                                             include, without limitation,
                                             attorneys' fees, costs, judgments,
                                             amounts paid in settlement, fines,
                                             penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i)      against any liability to the Fund
                                             or the Shareholders by reason of
                                             willful misfeasance, bad faith,
                                             gross negligence or reckless
                                             disregard of the duties involved in
                                             the conduct of his office;

                                    (ii)     with respect to any matter as to
                                             which he shall have been finally
                                             adjudicated not to have acted in
                                             good faith in the reasonable belief
                                             that his action was in the best
                                             interest of the Fund;

                                    (iii)    in the event of a settlement or
                                             other disposition not involving a
                                             final adjudication as provided in
                                             paragraph (b)(i) resulting in a
                                             payment by a Trustee or officer,
                                             unless there has been a
                                             determination that such Trustee or
                                             officer did not engage in willful
                                             misfeasance, bad faith, gross
                                             negligence or reckless disregard of
                                             the duties involved in the conduct
                                             of his office;

                                             (A)    by the court or
                                                    other body approving
                                                    the settlement or
                                                    other disposition;
                                                    or

                                             (B)     based upon a review
                                                     of readily available
                                                     facts (as opposed to
                                                     a full trial-type
                                                     inquiry) by (x) vote
                                                     of a majority of the
                                                     Disinterested
                                                     Trustees acting on
                                                     the matter (provided
                                                     that a majority of
                                                     the Disinterested
                                                     Trustees then in
                                                     office act on the
                                                     matter) or (y)
                                                     written opinion of
                                                     independent legal
                                                     counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Fund other than Trustees and officers may be entitled by contract or otherwise under law.

                                 Part C - Page 9

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                                    Section 4.3, provided that either:

                                    (i)      such undertaking is secured by a
                                             surety bond or some other
                                             appropriate security provided by
                                             the recipient, or the Fund shall be
                                             insured against losses arising out
                                             of any such advances; or

                                    (ii)     a majority of the Disinterested
                                             Trustees acting on the matter
                                             (provided that a majority of the
                                             Disinterested Trustees act on the
                                             matter) or an independent legal
                                             counsel in a written opinion shall
                                             determine, based upon a review of
                                             readily available facts (as opposed
                                             to a full trial-type inquiry), that
                                             there is reason to believe that the
                                             recipient ultimately will be found
                                             entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

                                Part C - Page 10

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

                                Part C - Page 11

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

                                Part C - Page 12

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President, Assistant
         345 Park Avenue                   Legal Officer and Assistant Clerk       Secretary and Trustee
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., Two

                                Part C - Page 13

                  International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 12th day of February, 1999.

                       SCUDDER VARIABLE LIFE INVESTMENT FUND

                       By  /s/Thomas F. McDonough
                           ---------------------------------------------------
                           Thomas F. McDonough, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/William M. Thomas
--------------------------------------
William M. Thomas*                          President (Principal Executive               February 12, 1999
                                            Officer)


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Vice President and Trustee                   February 12, 1999


/s/Dr. Kenneth Black, Jr.
--------------------------------------
Dr. Kenneth Black, Jr.*                     Trustee                                      February 12, 1999


/s/Dr. Rosita P. Chang
--------------------------------------
Dr. Rosita P. Chang*                        Trustee                                      February 12, 1999


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 12, 1999


/s/J. D. Hammond
--------------------------------------
Dr. J. D. Hammond*                          Trustee                                      February 12, 1999


/s/John R. Hebble
-----------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 12, 1999
                                            Accounting Officer)

*By:     /s/Thomas F. McDonough
         ------------------------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to the powers of attorney contained in the signature pages of Post-Effective Amendment No. 9 to the Registration Statement filed March 3, 1989, Post-Effective Amendment No. 19 to the Registration Statement filed May 1, 1996 and Post-Effective Amendment No. 26 to the Registration Statement filed herein.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 12th day of February, 1999.


                                          SCUDDER VARIABLE LIFE INVESTMENT FUND


                                          By  /s/Thomas F. McDonough
                                              ----------------------------------
                                              Thomas F. McDonough,
                                              Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/William M. Thomas                        President                                    February 12, 1999
--------------------------------------
William M. Thomas

                                                             File No. 2-96461
                                                             File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                      SCUDDER VARIABLE LIFE INVESTMENT FUND


                                  EXHIBIT INDEX

                                 Exhibit (d)(1)

                                 Exhibit (d)(2)

                                 Exhibit (d)(3)

                                 Exhibit (d)(4)

                                 Exhibit (d)(5)

                                 Exhibit (d)(6)

                                 Exhibit (d)(7)

                                 Exhibit (d)(8)

                                 Exhibit (d)(9)

                                 Exhibit (d)(10)

                                 Exhibit (d)(11)

                                 Exhibit (d)(12)

                                 Exhibit (d)(13)

                                 Exhibit (d)(14)

                                 Exhibit (e)(1)

                                 Exhibit (e)(2)